Prospectus
               2000

                         [LOGO OF NORTH AMERICAN FUNDS]


Class A Shares
Class B Shares
Class C Shares

International Small Cap Fund       Equity-Income Fund
International Equity Fund          Balanced Fund
Global Equity Fund                 Strategic Income Fund
Small Cap Growth Fund              Core Bond Fund
Mid Cap Growth Fund                Municipal Bond Fund
Large Cap Growth Fund              U.S. Government Securities Fund
Tax-Sensitive Equity Fund          Money Market Fund
Growth & Income Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

March 27, 2000

[LOGO]

Table of Contents
Organization of Information

This Prospectus includes information about fifteen different Funds.

    .Section I of the Prospectus includes summaries of each Fund.
    .Section II includes additional information about the Funds' investment strategies, additional risk information and information about the Funds' management.
    .Section III of the Prospectus includes information about how to invest and manage your North American Funds account.

Section I: Summaries of the Funds............. Page 1

   Summary of each Fund
   .Investment Objective
   .Principal Investment Strategies
   .Main Investing Risks
   .Investment Performance
   .Descriptions of Main Investment Risks

Section II: Other Information about each
Fund.......................................... Page 19

   .Fees and Expenses
   .More Information About Investment
    Strategies and Risks
   .Other Risks of Investing
   .Fund Management

Section III: Investing in the Funds........... Page 39

This section includes the information you need about how to invest and how to redeem shares. It also includes other important information about sales charges, taxes and account privileges.

More Information

If you'd like information additional to that included in this Prospectus, the back cover lists a number of places to call or to visit for additional materials.

Section I:

Fund Summaries

North American Funds (the "Trust") is a group of mutual funds that includes fifteen separate investment portfolios, or Funds. Each Fund also has a specific, unique investment objective. Each Fund has a subadvisor, a firm responsible for making investment decisions for the Fund.

The summaries on the next 15 pages describe each Fund's investment objective and principal investment strategies, list the main risks of investing in the Fund, and show the Fund's past investment performance. Explanations of the main risks of investing in each Fund starts on page 17.

Below the Funds' descriptions are a chart and a table. The bar chart shows how the investment returns of one class of each Fund's shares have varied in the past ten years, or in the years since the Fund began if it is less than ten years old. The bar chart does not reflect sales charges; if it did, performance would be less than shown.

The table (the Average Annual Total Return Table) following each bar chart shows how that Fund's average annual returns for each Class of shares for the last one, five and ten years (or since the Fund began, for newer Funds) com-pared to returns of a broad-based securities market index. The table reflects sales charges, including the maximum initial sales charge for Class A shares, and the maximum applicable Deferred Sales Charge for Class B shares and Class C shares.

Each Fund's bar chart and Average Annual Total Return Table provides an indica-tion of the historical risk/return of an investment in the Fund.

It is important to remember that past performance does not predict future per-formance, and that as with any investment, it is possible for investors to lose money by investing in the Funds. An investment in any of the Funds is not a deposit in a bank and is not insured by the Federal Deposit Insurance Corpora-tion or any other government agency.

------

International Small Cap Fund
Investment Goal and Strategies


The investment objective of the International Small Cap Fund is to seek capital appreciation. To achieve this objective, Founders Asset Management, LLC ("Founders"), the Fund's subadvisor, invests primarily in equity securities issued by foreign companies with market capitalizations, or annual revenues, of $1 billion or less.

These companies are located in both established and emerging economies throughout the world. Founders selects securities based on its evaluation of their potential to offer capital appreciation opportunities. The Fund may invest in derivatives.

Main Investing Risks
 .Currency Risk
 .Derivatives Risk
 .Equity Risk, including the risks associated with investing in smaller compa-nies
 .Foreign Investment Risk
 .Liquidity Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                 Past One Year Life of Fund
                               (since 2/20/96)
----------------------------------------------
 Class A         83.27%        23.09%
----------------------------------------------
 Class B         87.74%        23.67%
----------------------------------------------
 Class C         92.00%        24.16%
----------------------------------------------
 MSCI WORLD      27.93%        13.18%
 ex-U.S. Index

--------------------------------------------------------------------------------

                                                                         ------

International Equity Fund
Investment Goal and Strategies

The investment objective of the International Equity Fund is to seek long-term capital appreciation. Morgan Stanley Asset Management ("MSAM"), the Fund's subadvisor, pursues this objective by investing primarily in accordance with country and sector weightings determined by MSAM in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

MSAM seeks to maintain a diversified portfolio of international equity securi-ties based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. MSAM capitalizes on the significance of country and sector selection in international equity portfolio returns by over- and underweighting countries based on three factors: (i) valu-ation, (ii) fundamental change, and (iii) market momentum/technicals.

The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives may include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended pur-poses.

Main Investing Risks
 .Currency Risk
 .Derivatives Risk
 .Equity Risk
 .Foreign Investment Risk
 .Liquidity Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                          Past One Year Life of Fund
                                        (since 1/9/95)
------------------------------------------------------
 Class A                  20.91%        9.55%
------------------------------------------------------
 Class B                  22.37%        9.95%
------------------------------------------------------
 Class C                  26.37%        10.21%
------------------------------------------------------
 MSCI All Country World   30.91%        12.38%
 EX-US Index
------------------------------------------------------
 MSCI EAFE Index          26.96%        12.83%

--------------------------------------------------------------------------------

------

Global Equity Fund
Investment Goal and Strategies

The investment objective of the Global Equity Fund is long-term capital appreciation. To achieve this objective, Founders Asset Management, LLC ("Founders"), the Fund's subadvisor, invests in a globally diversified portfolio of equity securities.

The Fund normally invests at least 65% of total assets in equity securities of growth companies in a variety of markets throughout the world. The Fund may purchase securities in any foreign country, as well as the United States, and emphasizes common stocks of both emerging and established growth companies that generally have proven performance records and strong market positions. The Fund's portfolio will always invest at least 65% of its total assets in three or more countries. The Fund will not invest more than 50% of its total assets in the securities of any one foreign country. The Fund may invest in deriva-tives.

Main Investing Risks
 .Currency Risk
 .Derivatives Risk
 .Equity Risk, particularly the risk associated with investments in growth stocks
 .Foreign Investment Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

---------------------------------------------------
 Average Annual Total Returns as of 12/31/99

              Past One Year Past Five Years Life of Fund* Life of Fund*
                                            (Class A & B) (Class C)
-----------------------------------------------------------------------
 Class A      -3.00%         9.19%           7.58%        N/A
-----------------------------------------------------------------------
 Class B      -2.73%         9.58%           7.98%        N/A
-----------------------------------------------------------------------
 Class C       1.33%         9.85%          N/A            9.37%
-----------------------------------------------------------------------
 MSCI WORLD
 Index        24.93%        19.76%          17.86%        14.88%

---------------------------------------------------
*Inception dates: Class A and Class B - 4/1/94; Class C - 11/1/90

                                                                         ------

Small Cap Growth Fund (formerly Emerging Growth Fund)
Investment Goal and Strategies

The investment objective of the Emerging Growth Fund is maximum capital appre-ciation. Credit Suisse Asset Management, LLC ("CSAM"), the Fund's subadvisor, pursues this objective by investing primarily in equity securities of U.S. com-panies. The focus of the Fund is emerging growth companies, which often are small or medium-size companies with growth characteristics such as positive earnings and potential for accelerated growth.

The Fund may also invest in high-quality bonds, and, to a certain extent, in foreign securities. The Fund may invest in derivatives.

The Fund is not "diversified," which means that it may invest in a relatively small number of issuers of securities, and its value may be affected very significantly by the change in value of a single security.

Main Investing Risks
 .Concentration Risk
 .Credit Risk
 .Currency Risk
 .Derivatives Risk
 .Equity Risk, particularly the risks associated with investing in smaller com-panies
 .Interest Rate Risk
 .Liquidity Risk
 .Foreign Investment Risk
 .Management Risk

The bar chart and table
provide an indication
of risk by showing the
variability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                       Past One Year Life of Fund
                                     (since 1/6/98)
---------------------------------------------------
 Class A               63.18%        28.58%
---------------------------------------------------
 Class B               65.41%        29.15%
---------------------------------------------------
 Class C               69.44%        31.17%
---------------------------------------------------
 Russell 2000 Growth   43.09%        20.35%

--------------------------------------------------------------------------------

------

Mid Cap Growth Fund (formerly Small/Mid Cap Fund)
Investment Goal and Strategies

The investment objective of the Mid Cap Growth Fund is to seek long term capi-tal appreciation. INVESCO Funds Group, Inc. ("INVESCO"), the Fund's subadvisor, invests primarily in common stocks of mid-sized companies--those with market capitalizations ranging from approximately $2 billion to $15 billion at the time of purchase--but also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio will be invested in securities of established com-panies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio will be invested in securities of com-panies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the subadviser believes will lead to rapid sales or earnings growth. The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and mon-etary conditions. Consequently, the Fund's investments will usually be bought and sold frequently. The Fund may invest in derivatives.


Main Investing Risks
 .Credit Risk
 .Currency Risk
 .Derivatives Risk
 .Equity Risk, including the risks associated with investing in smaller compa-nies
 .Foreign Investment Risk
 .Interest Rate Risk
 .Liquidity Risk
 .Management Risk

The bar chart and table
provide an indication
of risk by showing the
variability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                      Past One Year Life of Fund
                                    (since 3/4/96)
--------------------------------------------------
 Class A              24.60%        19.33%
--------------------------------------------------
 Class B              26.29%        19.83%
--------------------------------------------------
 Class C              30.29%        20.35%
--------------------------------------------------
 S&P MidCap           14.72%        20.64%
 400 Index
--------------------------------------------------
 Russell 2000 Index   21.26%        13.70%

--------------------------------------------------------------------------------

                                                                         ------

Large Cap Growth Fund (formerly Growth Equity Fund)
Investment Goal and Strategies

The investment objective of the Large Cap Growth Fund is to seek long-term cap-ital growth. To achieve this goal, Founders Asset Management LLC ("Founders"), the Fund's subadvisor, invests at least 65% of the Fund's total assets in the common stocks of well-established, high-quality growth companies whose earnings are expected by Founders to increase faster than the market average.

The Fund may invest in other types of equity securities that offer opportuni-ties for capital appreciation. The Fund may also invest in high-quality bonds. The Fund may invest up to 100% of its total assets in American Depositary Receipts (ADRs) and up to 30% of its total assets in foreign securities (other than ADRs). The Fund may not invest more than 25% of its total assets in any one foreign country. The Fund may invest in derivatives.

Main Investing Risks
 .Credit Risk
 .Currency Risk
 .Derivatives Risk
 .Equity Risk, including the particular risks associated with growth stocks .Foreign Investment Risk
 .Interest Rate Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

           Past One Year Life of Fund
                         (since 3/4/96)
---------------------------------------
 Class A   30.42%        24.49%
---------------------------------------
 Class B   32.60%        25.24%
---------------------------------------
 Class C   36.58%        25.64%
---------------------------------------
 S&P 500   21.04%        26.26%
 Index

--------------------------------------------------------------------------------

------

Tax-Sensitive Equity Fund
Investment Goal and Strategies

The investment objective of the Tax-Sensitive Equity Fund is to maximize after-tax total return, with an emphasis on long-term growth of capital, primarily through investment in equity securities of companies that appear to be under-valued. Wellington Management Company, LLP ("Wellington"), the Fund's subadvisor, uses tax-sensitive strategies designed to reduce the impact of fed-eral income tax on the after-tax returns actually achieved by the Fund's share-holders.

The Fund focuses on medium to large capitalization companies with above-average capital growth potential. Wellington emphasizes individual stock selection rather than attempting to time which industries or sectors may perform best. Wellington selects stocks for the Fund's portfolio by:

 .Using a mathematical model to identify companies that have strong and consis-tent historic earnings, are valued attractively by the market, and have improving growth prospects.

 .Using fundamental research and qualitative analysis to evaluate the stocks identified by the mathematical model. Wellington looks for companies with sustainable profit growth, proven management teams, attractive businesses, and strong financial characteristics.

To reduce the impact of federal and state income taxes on the Fund's after-tax returns, the Fund:

 .Minimizes sales of securities that result in capital gains. If this cannot be avoided, the Fund will sell the securities with the smallest capital gains, and will sell securities with long-term gains first.

 .Sells securities to create capital losses, which can offset realized capital gains.

 .Favors low yield stocks and limits income-producing investments.

The Fund may invest in derivatives.

Main Investing Risks
 .Derivatives Risk
 .Equity Risk, including particular risks associated with value stocks .Foreign Investment Risk
 .Management Risk

The bar chart and table
provide an indication
of risk by showing the
variability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

           Past One Year Life of Fund
                         (since 1/6/98)
---------------------------------------
 Class A   -6.49%        -2.16%
---------------------------------------
 Class B   -6.59%        -2.55%
---------------------------------------
 Class C   -2.65%         0.00%
---------------------------------------
 S&P 500   21.04%        24.75%
 Index

--------------------------------------------------------------------------------

                                                                         ------

Growth & Income Fund
Investment Goal and Strategies

The investment objective of the Growth and Income Fund is to provide long-term growth of capital and income consistent with prudent investment risk. Wellington Management Company, LLP ("Wellington"), the Fund's subadvisor, pursues this objective by investing mostly in a diversified portfolio of common stocks of U.S. issuers that Wellington believes are of high quality. The Fund will typically invest in dividend-paying stocks of larger companies. The Fund may invest up to 20% of its total assets in foreign securities.

To select stocks for the Fund, Wellington assesses a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of fundamental value. Wellington Management will also monitor and evaluate the economic and political climate and the principal securities markets of the country in which each company is located. The Fund may invest in derivatives.

Main Investing Risks
 .Derivatives Risk
 .Equity Risk, including particular risks associated with value stocks .Foreign Investment Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

---------------------------------------------------
 Average Annual Total Returns as of 12/31/99

           Past One Year Past Five Years Life of Fund* Life of Fund*
                                         (Class A & B) (Class C)
--------------------------------------------------------------------
 Class A   10.78%        23.47%          20.95%        N/A
--------------------------------------------------------------------
 Class B   11.73%        24.05%          21.49%        N/A
--------------------------------------------------------------------
 Class C   15.74%        24.18%          N/A           17.17%
--------------------------------------------------------------------
 S&P 500   21.04%        28.54%          25.52%        19.80%
 Index

---------------------------------------------------
*Inception dates: Class A and Class B - 4/1/94; Class C - 5/1/91

------

Equity-Income Fund
Investment Goal and Strategies

The investment objective of the Equity-Income Fund is to provide substantial dividend income and also long term capital appreciation. To achieve this objective, Wellington Management Company, LLP ("Wellington"), the Fund's subadvisor, invests primarily in dividend-paying common stocks of companies that also offer the opportunity for price appreciation.

The Fund will invest up to 100% of its assets in U.S. equity securities. The Fund's portfolio is expected to include approximately 30 stocks. Wellington selects stocks based on relative dividend yield (a measure of the stock's cur-rent yield relative to the yields available in the broader stock market) cou-pled with a disciplined research approach.

Main Investing Risks
 .Concentration Risk
 .Credit Risk
 .Equity Risk, particularly the risks associated with value stocks .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

---------------------------------------------------
 Average Annual Total Returns as of 12/31/99

           Past One Year Past Five Years Life of Fund* Life of Fund*
                                         (Class A & B) (Class C)
--------------------------------------------------------------------
 Class A   -12.58%       12.67%          10.51%        N/A
--------------------------------------------------------------------
 Class B   -12.44%       13.05%          10.91%        N/A
--------------------------------------------------------------------
 Class C    -8.77%       13.27%          N/A           8.57%
--------------------------------------------------------------------
 S&P 500
 Index      21.04%       28.54%          25.52%        17.75%

---------------------------------------------------
*Inception dates: Class A and Class B - 4/1/94; Class C - 8/28/89

                                                                        -------

Balanced Fund
Investment Goal and Strategies

The investment objective of the Balanced Fund is current income and capital appreciation. To achieve this goal, INVESCO Funds Group, Inc. ("INVESCO"), the Fund's subadvisor, invests in a combination of common stocks and fixed-income securities, including preferred stocks, convertible securities and bonds. The Fund normally invests the majority of its total assets in common stocks and approximately one-quarter of its assets in investment grade debt securities. The portion of the Fund's portfolio invested in equity securities emphasizes companies the subadvisor believes to have better-than-average earnings growth potential, as well as companies within industries that the subadviser believes are well-positioned for the current and expected economic climate. Since cur-rent income is a component of total return, the subadvisor also considers com-panies' dividend payout records. Most of these holdings are traded on national stock exchanges or in the over-the-counter market. The Fund may also take posi-tions in securities traded on regional or foreign exchanges. A portion of the Fund's portfolio invested in debt securities may include obligations of the US. government, government agencies, and investment grade corporate bonds. Obliga-tions issued by U.S. government agencies may include some supported only by the credit of the issuing agency rather than by the full faith and credit of the U.S. government. The Fund may hold securities of any maturity, with the average maturity of the portfolio varying depending upon economic and market condi-tions. The Fund may invest in derivatives.

Main Investing Risks
 .Credit Risk
 .Currency Risk
 .Derivatives Risk
 .Equity Risk
 .Foreign Investment Risk
 .Interest Rate Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

-----------------------------------------
 Average Annual Total Returns as of 12/31/99

                   Past One Year Past Five Years Life of Fund* Life of Fund*
                                                 (Class A & B) (Class C)
-------------------------------------------------------------------
 Class A           -8.68%        10.91%           9.19%        N/A
-------------------------------------------------------------------
 Class B           -8.55%        11.24%           9.56%        N/A
-------------------------------------------------------------------
 Class C           -4.74%        11.49%          N/A            9.99%
-------------------------------------------------------------------
 S&P 500
  Index            21.04%        28.54%          25.52%        21.24%
-------------------------------------------------------------------
 Lehman Brothers   -0.83%         7.73%           6.68%         6.62%
 Aggregate Bond
 Index

-----------------------------------------
*Inception dates: Class A and Class B - 4/1/94; Class C - 8/28/89

-------
11

Strategic Income Fund
Investment Goal and Strategies

The investment objective of the Strategic Income Fund is to seek a high level of total return consistent with preservation of capital. To achieve this goal, American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, invests at least 65% of the Fund's total assets in a broad range of fixed-income securities, including investment grade bonds (rated Baa or higher by Moody's and BBB or higher by S&P), U.S. Government and agency obligations, mortgage-backed securities, and U.S., Canadian, and foreign high-risk, high-yield bonds (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities). Up to 25% of the Fund's total assets will be invested in foreign emerging market debt, and up to an additional 25% in non-U.S. dollar bonds. The Fund may invest up to 20% of total assets in equity securities, such as common and preferred stocks, convertible securities, and warrants. The Fund may invest in asset-backed securities, foreign currency, futures and options, illiquid securities (limited to 15% of the Fund's assets), investment companies, loan participations, money market securities, mortgage-related securities, real estate securities, repurchase agreements, reverse repurchase agreements, dollar rolls, structured securities, swaps, variable amount master demand notes, variable rate demand notes, and when-issued securities. The Fund may invest in derivatives.

Main Investing Risks
 .Credit Risk, including the particular risks associated with junk bonds .Currency Risk
 .Derivatives Risk
 .Foreign Investment Risk
 .Interest Rate Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

---------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                   Past One Year Past Five Years Life of Fund* Life of Fund*
                                                 (Class A)     (Class B & C)
----------------------------------------------------------------------------
 Class A           -4.47%        7.73%           5.22%         N/A
----------------------------------------------------------------------------
 Class B           -4.17%        8.04%           N/A           6.78%
----------------------------------------------------------------------------
 Class C           -0.17%        8.34%           N/A           6.90%
----------------------------------------------------------------------------
 Lehman Brothers   -0.83%        7.73%           5.66%         6.68%
 Aggregate Bond
 Index

---------------------------------------------------
*Inception dates: Class A - 11/1/93; Class B and Class C - 4/1/94

                                                                        -------

Core Bond Fund (formerly Investment Quality Bond Fund)
Investment Goal and Strategies

The investment objective of the Core Bond Fund is to provide a high level of current income consistent with the maintenance of principal and liquidity. American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, invests in a combination of common stocks and fixed-income securities, including preferred stocks, convertible securities and bonds. The Fund normally invests the majority of its total assets in common stocks and approximately one-quarter of its assets in investment grade debt securities. The portion of the Fund's portfolio invested in equity securities emphasizes companies the subadvisor believes to have better-than-average earnings growth potential, as well as companies within industries that the subadvisor believes are well-positioned for the current and expected economic climate. Since current income is a component of total return, the subadviser also considers companies' dividend payout records. Most of these holdings are traded on national stock exchanges or in the over-the-counter market. The Fund may also take positions in securities traded on regional or foreign exchanges. A portion of the Fund's portfolio invested in debt securities may include obligations of the U.S. government, government agencies, and investment grade corporate bonds. Obligations issued by U.S. government agencies may include some supported only by the credit of the issuing agency rather than by the full faith and credit of the U.S. government. The Fund may hold securities of any maturity, with the average maturity of the portfolio varying depending upon economic and market conditions. The Fund may invest in derivatives.

Main Investing Risks
 .Credit Risk, including the particular risks associated with junk bonds .Currency Risk
 .Derivatives Risk
 .Foreign Investment Risk
 .Interest Rate Risk
 .Liquidity Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

------------------------------------------
 Average Annual Total Returns as of 12/31/99

                   Past     Past       Life of Fund* Life of Fund*
                   One Year Five Years (Class A)     (Class B & C)
------------------------------------------------------------------
 Class A           -8.15%   5.56%      5.89%         N/A
------------------------------------------------------------------
 Class B           -8.06%   5.91%      N/A           4.99%
------------------------------------------------------------------
 Class C           -4.18%   6.23%      N/A           5.13%
------------------------------------------------------------------
 100% Lehman       -1.94%   8.16%      7.38%         6.98%
 Brothers
 Corporate
------------------------------------------------------------------
 50% Lehman        -2.10%   7.80%      7.61%         6.67%
 Brothers
 Corporate
 50% Lehman
 Brothers
 Government

------------------------------------------
*Inception dates: Class A - 5/1/91; Class B and Class C - 4/1/94

-------

Municipal Bond Fund (formerly National Municipal Bond Fund)
Investment Goal and Strategies

The investment objective of the Municipal Bond Fund is to achieve a high level of current income that is exempt from regular federal income taxes. The Fund is also particularly concerned with preserving capital. American General Investment Management, L.P. ("AGIM") is the Fund's subadvisor. The Fund will invest at least 90% of total assets in investment grade municipal fixed-income securities, such as municipal bonds, municipal notes, and other municipal obligations. Investment grade bonds are those rated at least Baa3 by Moody's or BBB- by S&P or Fitch, or of comparable quality. The municipal notes are short-term obligations rated high quality or better by Moody's, S&P, or Fitch. The Fund may invest up to 20% of total assets in taxable fixed-income securities, including money market instruments, U.S. Government obligations, and other investment grade securities rated as above. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. The Fund may invest in asset-backed securities, equity securities, futures and options, illiquid securities (limited to 15% of the Fund's assets), investment companies, loan participations, mortgage-related securities, real estate securities, repurchase agreements, reverse repurchase agreements, variable amount master demand notes, variable rate demand notes, and when-issued securities. If the Fund invests in municipal securities issued for certain private purposes, a portion of the Fund's dividends may be subject to the alternative minimum tax.

Main Investing Risks
 .Concentration Risk
 .Credit Risk
 .Interest Rate Risk
 .Liquidity Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

---------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                   Past One Year Past Five Years Life of Fund* Life of Fund*
                                                 (Class A)     (Class B & C)
----------------------------------------------------------------------------
 Class A           -8.88%        5.13%           3.10%         N/A
----------------------------------------------------------------------------
 Class B           -8.93%        5.18%           N/A           4.20%
----------------------------------------------------------------------------
 Class C           -5.09%        5.50%           N/A           4.34%
----------------------------------------------------------------------------
 Lehman Brothers   -0.83%        7.73%           5.84%         6.68%
 Aggregate Bond
 Index

---------------------------------------------------
*Inception dates: Class A - 7/6/93; Class B and Class C - 4/1/94

                                                                        -------

U.S. Government Securities Fund
Investment Goal and Strategies

The investment objective of the U.S. Government Securities Fund is to obtain a high level of current income consistent with preservation of capital and main-tenance of liquidity. American General Investment Management, L.P. ("AGIM"), the Fund's subadvisor, pursues this objective by emphasizing investments in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies, and in derivative investments relating to such securities.

Main Investing Risks
 .Credit Risk
 .Derivatives Risk
 .Interest Rate Risk
 .Management Risk

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

---------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                    Past One Year Past Five Years Life of Fund* Life of Fund*
                                                  (Class A)     (Class B & C)
-----------------------------------------------------------------------------
 Class A            -6.66%        5.03%           5.98%         N/A
-----------------------------------------------------------------------------
 Class B            -6.26%        5.34%           N/A           4.69%
-----------------------------------------------------------------------------
 Class C            -2.31%        5.66%           N/A           4.83%
-----------------------------------------------------------------------------
 Merrill Lynch 1-    0.55%        6.9%            7.28%         6.28%
 10 year
 Government Index

---------------------------------------------------
*Inception dates: Class A - 8/28/89; Class B and Class C - 4/1/94

-------

Money Market Fund
Investment Goal and Strategies

The investment objective of the Money Market Fund is to obtain maximum current income consistent with preservation of principal and liquidity. American General Investment Management, L.P. ("AGIM") is, the Fund's subadvisor. The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. In accordance with Rule 2a-7 of the Investment Company Act, such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. The investments of the Fund may include securities issued or guaranteed by the U.S. Govern- ment (and its agencies or instrumentalities), certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion, commercial paper sold by corporations and finance companies, corporate debt obligations with remaining maturities of 13 months or less, repurchase agreements, money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the fund's net assets), asset-backed securities, loan participations, adjustable rate securities, Variable Rate Demand Notes, illiquid and restricted securities (limited to 10% of the Fund's net assets at all times), and Rule 144A securities. The Fund may invest in investment companies, real estate securities, and reverse repurchase agreements.

Main Investing Risks
 .Interest Rate Risk
 .Management Risk
 .An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The bar chart and
table provide an
indication of risk
by showing the vari-
ability of the
Fund's historical
returns.

[GRAPH]

--------------------------------------------------------------------------------
 Average Annual Total Returns as of 12/31/99

                   Past One Year                 Life of Fund*                 Life of Fund*
                                                 (Class A)                     (Class B & C)
--------------------------------------------------------------------------------------------
 Class A           4.62%                         4.80%                         N/A
--------------------------------------------------------------------------------------------
 Class B           4.62%                         N/A                           5.04%
--------------------------------------------------------------------------------------------
 Class C           4.62%                         N/A                           5.04%

--------------------------------------------------------------------------------
*Inception dates: Class A - 8/28/89; Class B and Class C - 4/1/94

                                                                        -------

Descriptions of Main Investing Risks

The value of your investment in a Fund can change for many reasons, and may decrease. The primary reasons for possible decreases in a Fund's value are called "Main Investing Risks," and are explained in this section. Because the types of investments a Fund makes change over time, the types of risks affecting the Fund will change as well. Section II of the Prospectus includes more information about other risks that might affect the Funds' values.

Concentration Risk
Investment professionals believe that investment risk can be reduced through diversification, which is simply the practice of choosing more than one type of investment. On the other hand, concentrating investments in a smaller number of securities increases risk.

Credit Risk
Credit risk is the risk that the issuer or the guarantor (the entity that agrees to pay the debt if the issuer cannot) of a debt or fixed income security, or the counterparty to a derivatives contract or a securities loan, will not repay the principal and interest owed to the investors or otherwise honor its obligations. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality (generally known as junk bonds) have very high levels of credit risk. Securities that are highly rated have lower levels of credit risk.

Funds may be subject to greater credit risk because they may invest in debt securities issued in connection with corporate restructurings by highly leveraged (indebted) issuers and in debt securities not current in the payment of interest or principal, or in default.

Funds that invest in foreign securities are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign (national) debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Currency Risk
Funds that invest in securities that are denominated in and/or are receiving revenues in foreign currencies are subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. In the case of hedging positions, it is the risk that the U.S. dollar will decline in value relative to the currency hedged.

Derivatives Risk
Derivatives are financial contracts between two parties whose value depends on, or is derived from, the change in value of an underlying asset, reference rate or index. When the value of the underlying security or index changes, the value of the derivative changes as well. As a result, derivatives can lose all of their value very quickly. Derivatives also offer the opportunity for great increases in value. Because derivatives are contracts between parties, there is also some credit risk associated with using derivatives. Additional risks associated with derivatives include mispricing and improper valuation. Deriva-tives risk for some Funds will be increased by their investments in structured securities.

Equity Risk
Equity securities, such as a company's common stock, may fall in value in response to factors relating to the issuer, such as management decisions or falling demand for a company's goods or services. Additionally, factors affecting a company's particular industry, such as increased production costs, may affect the value of its equity securities. Equity securities also rise and fall in value as a result of factors affecting entire financial markets, such as political or economic developments, or changes in investor psychology.

-------

Growth stocks are the stocks of companies that have earnings that are expected to grow relatively rapidly. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Value stocks are the stocks of companies that are not expected to experience significant earnings growth, but that are undervalued, or are inexpensive rela-tive to the value of the company and its business as a whole. These companies may have experienced recent troubles that have caused their stocks to be out of favor with investors. If the market does not recognize the value of the company over time, the price of its stock may fall, or simply may not increase as expected.

Market capitalization refers to the total value of a company's outstanding stock. Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited product lines, smaller markets for their products and services, and they may depend on a small or inexperienced management group. Small company stocks may not trade very active-ly, and their prices may fluctuate more than stocks of larger companies. Stocks of smaller companies may be more vulnerable to negative changes than stocks of larger companies.

Foreign Investment Risk
Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Also, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significant-ly, from U.S. standards.

The possibility of political instability or diplomatic developments in foreign countries could trigger nationalization of companies and industries, expropria-tion (confiscation of property), extremely high levels of taxation, and other negative developments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds that invest in sovereign debt obligations are exposed to the risks of political, social and economic change in the countries that issued the bonds.

Interest Rate Risk (Market Risk)
Interest rate risk, or market risk, is the risk that a change in interest rates will negatively affect the value of a security. This risk applies primarily to debt securities such as bonds, notes and asset backed securities. Debt securi-ties are obligations of the issuer to make payments of principal and/ or inter-est on future dates. As interest rates rise, an investment in a Fund can lose value, because the value of the securities the Fund holds may fall.

Market risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be increased for Funds that invest in mort-gage-backed or other types of asset-backed securities that are often prepaid. Even Funds that invest in the highest quality debt securities are subject to interest rate risk.

Liquidity Risk
Liquidity risk is the risk that a Fund will not be able to sell a security because there are too few people who actively buy and sell, or trade, that security on a regular basis. A Fund holding an illiquid security may not be able to sell the security at a fair price. Liquidity risk increases for Funds investing in derivatives, foreign investments or restricted securities.

Management Risk
Management risk is the risk that the subadvisor of a Fund, despite using vari-ous investment and risk analysis techniques, may not produce the desired investment results.

                                                                        -------

Section II:

  Fees and Expenses of the North American Funds

  This table describes the fees and expenses that you may pay if you invest in the Funds.

Shareholder Fees (fees paid directly from your investment)

                                                       Class A Class B Class C
------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price)
 Equity Funds/1/                                        5.75%   None    None
 Other Funds except Money Market Fund                   4.75%   None    None
 Money Market Fund                                      None    None    None
Maximum Deferred Sales Charge (as a
percentage of original purchase price or
redemption price, whichever is lower)
 Other Funds except Money Market Fund                   1%/2/   5%/3/   1%/4/
 Money Market Fund                                      None    None    None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Fund                                                   Class A Class B Class C
------------------------------------------------------------------------------
International Small Cap Fund
 Management Fees                                        1.05%   1.05%   1.05%
 Distribution (12b-1) Fees                              0.35%   1.00%   1.00%
 Other Expenses                                         0.84%   0.84%   0.84%
  Total Annual Fund Operating Expenses                  2.24%   2.89%   2.89%
------------------------------------------------------------------------------
International Equity Fund
 Management Fees                                        0.90%   0.90%   0.90%
 Distribution (12b-1) Fees                              0.35%   1.00%   1.00%
 Other Expenses                                         0.73%   0.73%   0.72%
  Total Annual Fund Operating Expenses                  1.98%   2.63%   2.62%
------------------------------------------------------------------------------
Global Equity Fund
 Management Fees                                        0.90%   0.90%   0.90%
 Distribution (12b-1) Fees                              0.35%   1.00%   1.00%
 Other Expenses                                         0.62%   0.62%   0.62%
  Total Annual Fund Operating Expenses                  1.87%   2.52%   2.52%
------------------------------------------------------------------------------
Small Cap Growth Fund (formerly Emerging Growth Fund)
 Management Fees                                        0.95%   0.95%   0.95%
 Distribution (12b-1) Fees                              0.35%   1.00%   1.00%
 Other Expenses                                         5.66%   5.63%   5.65%
  Total Annual Fund Operating Expenses                  6.96%   7.58%   7.60%
------------------------------------------------------------------------------

-------

                                                     Class Class Class
Fund                                                   A     B     C
----------------------------------------------------------------------
Mid Cap Growth Fund (formerly Small/Mid Cap Fund)
 Management Fees                                     0.93% 0.93% 0.93%
 Distribution (12b-1) Fees                           0.35% 1.00% 1.00%
 Other Expenses                                      0.61% 0.61% 0.61%
  Total Annual Fund Operating Expenses               1.89% 2.54% 2.54%
----------------------------------------------------------------------
Large Cap Growth Fund (formerly Growth Equity Fund)
 Management Fees                                     0.90% 0.90% 0.90%
 Distribution (12b-1) Fees                           0.35% 1.00% 1.00%
 Other Expenses                                      0.65% 0.62% 0.62%
  Total Annual Fund Operating Expenses               1.90% 2.52% 2.52%
----------------------------------------------------------------------
Tax-Sensitive Equity Fund
 Management Fees                                     0.85% 0.85% 0.85%
 Distribution (12b-1) Fees                           0.35% 1.00% 1.00%
 Other Expenses                                      0.85% 0.86% 0.86%
  Total Annual Fund Operating Expenses               2.05% 2.71% 2.71%
----------------------------------------------------------------------
Growth & Income Fund
 Management Fees                                     0.67% 0.67% 0.67%
 Distribution (12b-1) Fees                           0.35% 1.00% 1.00%
 Other Expenses                                      0.47% 0.46% 0.46%
  Total Annual Fund Operating Expenses               1.49% 2.13% 2.13%
----------------------------------------------------------------------
Equity-Income Fund
 Management Fees                                     0.71% 0.71% 0.71%
 Distribution (12b-1) Fees                           0.35% 1.00% 1.00%
 Other Expenses                                      0.52% 0.52% 0.52%
  Total Annual Fund Operating Expenses               1.58% 2.23% 2.23%
----------------------------------------------------------------------
Balanced Fund
 Management Fees                                     0.75% 0.75% 0.75%
 Distribution (12b-1) Fees                           0.35% 1.00% 1.00%
 Other Expenses                                      0.50% 0.50% 0.50%
  Total Annual Fund Operating Expenses               1.60% 2.25% 2.25%
----------------------------------------------------------------------
Strategic Income Fund
 Management Fees                                     0.74% 0.74% 0.74%
 Distribution (12b-1) Fees                           0.35% 1.00% 1.00%
 Other Expenses                                      0.58% 0.58% 0.58%
  Total Annual Fund Operating Expenses               1.67% 2.32% 2.32%
----------------------------------------------------------------------

                                                                        -------

Fund                                                    Class A Class B Class C
-------------------------------------------------------------------------------
Core Bond Fund (formerly Investment Quality Bond Fund)
 Management Fees                                         0.60%   0.60%   0.60%
 Distribution (12b-1) Fees                               0.35%   1.00%   1.00%
 Other Expenses                                          0.75%   0.79%   0.78%
  Total Annual Fund Operating Expenses                   1.70%   2.39%   2.38%
-------------------------------------------------------------------------------
Municipal Bond Fund (formerly National Municipal Bond
 Fund)
 Management Fees                                         0.60%   0.60%   0.60%
 Distribution (12b-1) Fees                               0.15%   1.00%   1.00%
 Other Expenses                                          0.66%   0.66%   0.66%
  Total Annual Fund Operating Expenses                   1.41%   2.26%   2.26%
-------------------------------------------------------------------------------
U.S. Government Securities Fund
 Management Fees                                         0.60%   0.60%   0.60%
 Distribution (12b-1) Fees                               0.35%   1.00%   1.00%
 Other Expenses                                          0.51%   0.51%   0.51%
  Total Annual Fund Operating Expenses                   1.46%   2.11%   2.11%
-------------------------------------------------------------------------------
Money Market Fund
 Management Fees                                         0.20%   0.20%   0.20%
 Distribution (12b-1) Fees                               0.00%   0.00%   0.00%
 Other Expenses                                          0.75%   0.79%   0.81%
  Total Annual Fund Operating Expenses                   0.95%   0.99%   1.01%

--------------------------------------------------------------------------------

1  "Equity Funds"    The higher            By translating
   are the first     Distribution Fees     "Total Annual Fund
   ten funds         borne by Class B      Operating
   listed in the     and Class C shares    Expenses" into
   table.            may cause long-       dollar amounts,
2  1% first year     term shareholders     these examples
   after purchase    to pay more in        help you compare
   for purchases     sales charges than    the costs of
   of $1 million     the maximum           investing in a
   or more.          permitted front-      particular Fund,
3  5% first and      end sales charge      or a particular
   second year; 4%   on Class A shares.    class of shares,
   third year; 3%                          with the costs of
   fourth year; 2%                         investing in other
   fifth year; 1%                          mutual funds.
   sixth year and
   0% thereafter.
4  0% after first
   year.
5  Fund fees and
   expenses are
   currently being
   voluntarily
   waived and/or
   reimbursed by
   AGAM such that
   the Funds have
   the following
   net total
   annual
   operating
   expenses.

                                 Class A Class B Class C
--------------------------------------------------------
International Small Cap Fund      2.05%   2.70%   2.70%
--------------------------------------------------------
International Equity Fund         1.90%   2.55%   2.55%
--------------------------------------------------------
Small Cap Growth Fund             1.82%   2.47%   2.47%
--------------------------------------------------------
Mid Cap Growth Fund               1.78%   2.43%   2.43%
--------------------------------------------------------
Large Cap Growth Fund             1.77%   2.42%   2.42%
--------------------------------------------------------
Tax-Sensitive Equity Fund         1.60%   2.25%   2.25%
--------------------------------------------------------
Growth & Income Fund              1.46%   2.11%   2.11%
--------------------------------------------------------
Equity-Income Fund                1.47%   2.12%   2.12%
--------------------------------------------------------
Balanced Fund                     1.51%   2.16%   2.16%
--------------------------------------------------------
Strategic Income Fund             1.55%   2.20%   2.20%
--------------------------------------------------------
Core Bond Fund                    1.30%   1.95%   1.95%
--------------------------------------------------------
Municipal Bond Fund               1.00%   1.85%   1.85%
--------------------------------------------------------
U.S. Government Securities Fund   1.25%   1.90%   1.90%
--------------------------------------------------------
Money Market Fund                 0.70%   0.70%   0.70%
--------------------------------------------------------

-------

The examples assume that you:

 .  Invest $10,000 in a Fund for the time period indicated and then redeem all of your shares at the end of those periods.
 . Your investment earns a 5% return each year and that each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
International Small Cap Fund
 Class A Shares                                  789   1,235   1,706   3,002
 Class B Shares                                  792   1,295   1,723   3,057
 Class B No redemption                           292     895   1,523   3,057
 Class C Shares                                  392     895   1,523   3,214
 Class C No redemption                           292     895   1,523   3,214
------------------------------------------------------------------------------
International Equity Fund
 Class A Shares                                  764   1,161   1,581   2,749
 Class B Shares                                  766   1,217   1,595   2,803
 Class B No redemption                           266     817   1,395   2,803
 Class C Shares                                  365     814   1,390   2,954
 Class C No redemption                           265     814   1,390   2,954
------------------------------------------------------------------------------
Global Equity Fund
 Class A Shares                                  754   1,129   1,528   2,639
 Class B Shares                                  755   1,185   1,540   2,694
 Class B No redemption                           255     785   1,340   2,604
 Class C Shares                                  355     785   1,340   2,856
 Class C No redemption                           255     785   1,340   2,856
------------------------------------------------------------------------------
Small Cap Growth Fund (formerly Emerging
 Growth Fund)
 Class A Shares                                1,225   2,486   3,698   6,527
 Class B Shares                                1,248   2,587   3,753   6,573
 Class B No redemption                           748   2,187   3,553   6,573
 Class C Shares                                  850   2,192   3,661   6,682
 Class C No redemption                           750   2,192   3,561   6,682
------------------------------------------------------------------------------
Mid Cap Growth Fund (formerly Small/Mid Cap
 Fund)
 Class A Shares                                  756   1,135   1,538   2,669
 Class B Shares                                  757   1,191   1,550   2,714
 Class B No redemption                           257     791   1,350   2,714
 Class C Shares                                  367     791   1,350   2,875
 Class C No redemption                           257     791   1,350   2,875
------------------------------------------------------------------------------
Large Cap Growth Fund (formerly Growth Equity
 Fund)
 Class A Shares                                  757   1,138   1,542   2,669
 Class B Shares                                  755   1,185   1,540   2,701
 Class B No redemption                           255     785   1,340   2,701
 Class C Shares                                  355     785   1,340   2,856
 Class C No redemption                           255     785   1,340   2,856
------------------------------------------------------------------------------
Tax-Sensitive Equity Fund
 Class A Shares                                  771   1,181   1,615   2,817
 Class B Shares                                  774   1,241   1,635   2,860
 Class B No redemption                           274     841   1,435   2,880
 Class C Shares                                  374     841   1,435   3,041
 Class C No redemption                           274     841   1,435   3,041
------------------------------------------------------------------------------

                                                                        -------

Fund                                         1 Year 3 Years 5 Years 10 Years
----------------------------------------------------------------------------
Growth & Income Fund
 Class A Shares                               718    1,019   1,341   2,252
 Class B Shares                               716    1,057   1,344   2,297
 Class B No redemption                        216      667   1,144   2,297
 Class C Shares                               316      667   1,144   2,462
 Class C No redemption                        216      667   1,144   2,462
----------------------------------------------------------------------------
Equity-Income Fund
 Class A Shares                               726    1,045   1,386   2,345
 Class B Shares                               726    1,097   1,395   2,398
 Class B No redemption                        226      697   1,195   2,398
 Class C Shares                               326      697   1,195   2,565
 Class C No redemption                        226      697   1,195   2,565
----------------------------------------------------------------------------
Balanced Fund
 Class A Shares                               728    1,051   1,396   2,368
 Class B Shares                               728    1,103   1,405   2,419
 Class B No redemption                        228      703   1,205   2,419
 Class C Shares                               328      703   1,205   2,585
 Class C No redemption                        228      703   1,205   2,585
----------------------------------------------------------------------------
Strategic Income Fund
 Class A Shares                               637      976   1,339   2,357
 Class B Shares                               735    1,124   1,440   2,491
 Class B No redemption                        235      724   1,240   2,491
 Class C Shares                               335      724   1,240   2,656
 Class C No redemption                        235      724   1,240   2,656
----------------------------------------------------------------------------
Core Bond Fund (formerly Investment Quality
Bond Fund)
 Class A Shares                               640      985   1,354   2,388
 Class B Shares                               742    1,145   1,475   2,552
 Class B No redemption                        242      745   1,275   2,552
 Class C Shares                               341      742   1,270   2,716
 Class C No redemption                        241      742   1,270   2,716
----------------------------------------------------------------------------
Municipal Bond Fund (formerly National Municipal
Bond Fund)
 Class A Shares                               612      900   1,209   2,086
 Class B Shares                               729    1,106   1,410   2,378
 Class B No redemption                        229      706   1,210   2,378
 Class C Shares                               329      706   1,210   2,595
 Class C No redemption                        229      706   1,210   2,595
----------------------------------------------------------------------------
U.S. Government Securities Fund
 Class A Shares                               617      915   1,235   2,138
 Class B Shares                               714    1,061   1,334   2,273
 Class B No redemption                        214      661   1,134   2,273
 Class C Shares                               314      661   1,134   2,441
 Class C No redemption                        214      651   1,134   2,441
----------------------------------------------------------------------------
Money Market Fund
 Class A Shares                                97      303     525   1,166
 Class B Shares                               101      315     547   1,213
 Class B No Redemption                        101      315     547   1,213
 Class C Shares                               103      322     558   1,236
 Class C No Redemption                        103      322     558   1,236
----------------------------------------------------------------------------

-------

More Information About
Investment Strategies and Risks

This Prospectus does not attempt to disclose all of the different investment techniques that the Funds might use, or all of the types of securities in which the Funds might invest. As with any mutual fund, investors must rely on the professional judgment and skill of the Funds' management. A subadvisor may choose not to use some or all of the investment techniques available to a Fund, and these choices may cause the Fund to lose money or not achieve its goal.

Each Fund has a unique investment goal (see the Fund Summaries) that it tries to achieve through its investment strategies. The investment goals, or objec-tives, of the Funds cannot be changed without the approval of the holders of a majority of the outstanding shares of each Fund. However, except for certain investment restrictions, the strategies a Fund uses to achieve its investment objective may be changed by the Trustees without approval of the shareholders. Because each Fund is different, they have different investment policies and risks, and will also have different returns over time. This section provides additional information about the Funds, and should be read in conjunction with the Fund Summaries.

International Small Cap Fund
The Fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

The Fund may invest a significant portion of its assets in the securities of small companies. Small companies are still in the developing stages of their life cycles and may have limited product lines, markets or financial resources and/or lack management depth. The securities of small companies may have lim-ited marketability and may experience more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Because of this, the net asset value of the International Small Cap Fund may fluctuate more widely than popular market averages.

The Fund may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation.

The Fund may invest in investment-grade bonds, debt securities and corporate obligations. For purposes of this Fund, investment grade securities are those rated Baa or higher by Moody's, or BBB or higher by S&P. The Fund may choose to invest in lower-rated convertible securities and preferred stocks (securities rated Ba or lower by Moody's and BB or lower by S&P). The Fund may also invest in unrated convertible securities and preferred stocks if Founders believes they are equivalent in quality to the rated securities that the Fund may buy.

The Fund will not invest more than 5% of its total assets in unrated or below investment-grade fixed-income securities, with the exception of preferred stocks. If the Fund holds securities that are downgraded to below investment grade after they are purchased, the Fund does not have to sell them unless the Fund's investments in unrated and below investment grade securities is equal to or greater than 5% of total fund assets.

Since the Fund's assets will be invested primarily in foreign securities and since substantially all of the Fund's revenues will be received in foreign cur-rencies, the Fund's net asset values will be affected by changes in currency exchange rates. The Fund will pay dividends in dollars and will incur currency conversion costs.


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                                                                              24

International Equity Fund
MSAM's Active International Allocation team analyzes both the global economic environment and the economies of the industrialized countries comprising the MSCI Europe, Australasia, Far East (EAFE) Index. EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singa-pore. MSAM views each country and sector as unique investment opportunities and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, liquidity and risk characteristics, investor sentiment and currency outlook. After determining to invest in a country or sector, MSAM establishes overweight, underweight or neutral positions relative to the broad market index for that country or sector. Within the countries or sectors selected for investment, MSAM purchases optimized baskets of equity securities designed to track the local market index. The Fund does not invest in securities of U.S. issuers. MSAM considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a con-solidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, and has a principal office in, that country.

The Fund will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Fund, if MSAM is not successful in employing them, the Fund's performance may be worse than if it did not make such investments.

The Fund may invest in emerging market countries and, with regard to such investments, make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. The characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Global Equity Fund
The Fund invests primarily in equity securities of issuers throughout the world, including issuers in the U.S. and emerging market countries.

The Fund may also invest in money market instruments. Although the Fund intends to invest primarily in securities listed on stock exchanges, it will also invest in equity securities that are traded over-the-counter or that are not admitted to listing on a stock exchange or dealt in on a regulated market. Pri-vately traded securities may have additional liquidity risks. The Fund may also engage in forward foreign currency transactions and purchase when-issued or delayed delivery securities.


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




Small Cap Growth Fund
The Fund will usually invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportuni-ties for maximum capital appreciation. Emerging growth companies are small- or medium-sized companies beyond their start-up phase showing positive earnings or the potential for accelerated earnings growth.

Although the Fund will typically invest in smaller companies, the Fund may invest in emerging growth companies of any size. Emerging growth companies gen-erally benefit from new products or services, technological developments, changes in management or other factors. The Fund may also invest in companies experiencing unusual developments affecting their market value, called "special situation" companies. These companies may be involved in acquisitions or con-solidations, reorganization, recapitalization, mergers, liquidation, or distri-bution of cash, securities or other assets, tender or exchange offers, a breakup or workout of a holding company, lawsuits which, if resolved favorably, would improve the value of the company's stock, or a change in corporate con-trol.

The Fund may invest up to 20% of its total assets in investment grade debt securities (other than money market obligations) and preferred stocks that are not convertible into common stock. The Fund may also invest up to 20% of its total assets in the securities of foreign issuers, which have certain risks associated with them. The Fund's status is non-diversified , although its port-folio managers have typically diversified the Fund's investments.

The interest income to be derived may be considered as one factor in selecting debt securities for investment. Because the market value of debt obligations can be expected to vary inversely with changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital apprecia-tion when interest rates are expected to decline. The success of such a strat-egy is dependent upon the manager's ability to accurately forecast changes in interest rates.

A security will be considered investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined by the manager to be of comparable quality. Bonds rated in the fourth highest grade may have speculative characteristics. If a security held by the Fund is no longer rated, or is rated below the Fund's minimum allowed rating, the manager factors this information into the decision about whether the Fund should continue to hold the securities. The Fund can normally invest up to 20% of its total assets in domestic and foreign short-term money market obligations.

Investing in securities of emerging growth and small-sized companies can involve greater risks because these securities may have limited marketability. Because small and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell large numbers of shares without affecting current prices. Small- and medium-sized companies are typically subject to a greater degree of changes in earn-ings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. And companies with small market capitalizations may also be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group.

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                                                                              26

Mid Cap Growth Fund
The Fund invests in equity securities, including common and preferred stocks, and securities that can be converted into or exchanged for equity securities, including warrants and rights. The Fund will typically invest in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.

To give the Fund the flexibility to take advantage of new opportunities that can help to meet the Fund's investment objectives, the Fund can invest up to 15% of its net assets in money market instruments, bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes and repurchase agreements.

The Fund may invest up to 20% of its total assets in foreign securities and will be subject to certain risks as a result of these investments. The Fund may also purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securi-ties limitation.

Large Cap Growth Fund
At least 65% of the Fund's total assets will be invested in common stocks of well-established, high-quality growth companies. The Fund may also invest in convertible securities, preferred stocks, debentures and other corporate obli-gations when Founders believes that these investments offer opportunities for capital appreciation. Although these securities may produce current income, income will not be a substantial factor in selecting these securities.

The Fund may invest in investment grade bonds, debentures and corporate obliga-tions rated Baa or higher by Moody's or BBB or higher by S&P. The Fund may choose to invest in lower-rated (Ba or lower by Moody's and BB or lower by S&P) convertible and preferred stocks but not rated below B. The Fund may also invest in unrated convertible securities and preferred stocks if Founders believes that they are equivalent in quality to the rated securities the Fund may buy.

The Fund will never have more than 5% of its total assets invested in unrated or below-investment-grade fixed income securities, with the exception of pre-ferred stocks. If the Fund holds securities that are downgraded after they are purchased, the Fund does not have to sell them unless the Fund assets in unrated and blow investment-grade securities reaches 5% of total assets.

The Fund is also permitted to use forward foreign currency contracts and futures contracts. The Fund may also purchase and/or write options on securi-ties and on indices, and may invest in Rule 144A securities.

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27

Tax-Sensitive Equity Fund
This Fund is designed for investors in all but the lowest federal income tax bracket seeking the highest long-term after-tax total return. The Fund tries to minimize taxable dividend income by emphasizing securities with low dividend yields and minimizing investments in income producing securities.

Usually, at least 80% of the Fund's total assets will be invested in equity and equity-related securities, such as common stocks and preferred stocks. The Fund may invest in equity securities of foreign issuers that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter market, but will not invest more than 10% of its total assets in securities that are not listed or traded. The Fund currently intends to limit its investments in foreign securi-ties to those that are denominated or quoted in U.S. dollars.

When selling portfolio securities, the Fund will generally select the highest cost shares of the specific security (and/or, if gains will be realized, shares that will produce long-term capital gains) in order to reduce the realization of capital gains, short-term gains in particular. To help achieve its invest-ment objective, the Fund may sell securities in order to realize capital loss-es. Realized capital losses can be used to offset realized capital gains, reducing the amount of capital gains the Fund would distribute.

The Fund generally expects to have relatively low annual portfolio turnover under normal circumstances, which is one way to help minimize taxable gains to investors. For taxpayers in all but the lowest tax brackets, ordinary income is taxed at a higher tax rate than capital gains on securities held for more than one year ("long-term capital gains"). Ordinary income includes dividends from the Fund's net investment income and net short-term capital gains. Net long-term capital gains realized and distributed by the Fund are subject to federal taxes as long-term capital gains. The Fund expects generally to hold appreci-ated portfolio securities for more than one year. This holding period will reduce the realization and distribution to shareholders of short-term capital gains, which are taxed at higher ordinary income rates.

Although the Fund will always consider the impact of federal and state income taxes on a shareholder's investment returns, portfolio management decisions may be made based on other criteria, including actual or anticipated economic, mar-ket or issuer-specific developments. In this case, the Fund may produce taxable ordinary income. The Fund may occasionally need to sell securities it would otherwise have held to generate cash, pay expenses or meet shareholder redemp-tion requests. Certain investments by the Fund may produce ordinary taxable income on a regular basis.

As part of the strategy of reducing the impact of federal and state income taxes paid by shareholders on Fund distributions, the Fund will follow a disci-plined investment strategy, emphasizing stocks that the manager believes to offer above-average potential for capital growth while offering low dividend yields. Although the precise application of the strategy will vary according to market conditions, to identify attractive equity securities the manager intends to use statistical modeling techniques that look at stock-specific factors. These factors include: Current price/earnings ratios; stability of earnings growth; forecasted changes in earnings growth; trends in consensus analysts' estimates; and measures of earnings results relative to expectations. Once securities are identified, fundamental analysis will be completed before they are included in the Fund's holdings. Securities selected for inclusion in the Fund's portfolio will represent various industries and sectors.

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                                                                              28

Growth & Income Fund
Wellington Management seeks to achieve the Fund's objective by investing pri-marily in a diversified portfolio of common stocks of U.S. issuers which Wel-lington Management believes are of high quality. Wellington Management believes that high quality companies are evidenced by a leadership position within an industry, a strong or improving balance sheet, relatively high return on equi-ty, steady or increasing dividend payout, and strong management skills. The Fund's investments will emphasize primarily dividend paying stocks of larger companies. The Fund may invest in securities that can be converted into, or that include the right to buy common stocks, including convertible securities issued in the Euromarket and preferred stocks. The Fund may also invest in mar-ketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or S&P, or unrated securities considered to be of equivalent quality in Wellington Manage-ment's judgment. Under normal market conditions, the subadvisor expects that the Fund's portfolio will consist primarily of equity securities.

Equity-Income Fund
The Fund will generally consider companies with the following characteristics:
 .established operating histories;
 .above-average current dividend yield relative to the average yield of the S&P 500 Stock Index;
 .low price/earnings ratios relative to the S&P 500 Stock Index;
 .sound balance sheets and other financial characteristics; and .low stock price relative to a company's underlying value as measured by assets, earnings, cash flow, or business franchises.

The Fund will tend to take a "value" approach and invest in stocks and other securities that appear to be temporarily undervalued by various measures, such as price/earnings ratios. Value investors seek to buy a stock (or other securi-ty) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize the stock's real value and the price rises accordingly.

The Fund may also buy bonds of any quality, including "junk bonds," preferred stocks, convertible securities, and warrants, and may hold U.S. dollar-denomi-nated money market securities, including repurchase agreements, in the two highest rating categories that mature in one year or less.

Balanced Fund
The Fund may invest in convertible securities, preferred stocks, bonds, deben-tures, and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Current income is also a factor in the selection of these securities.

The Fund may invest without limit in ADRs and up to 30% of its total assets in foreign securities (other than ADRs). The Fund will not invest more than 25% of its total assets in the securities of any one foreign country. The Fund will be subject to special risks as a result of its ability to invest up to 30% of its total assets in foreign securities, excluding ADRs.

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




Strategic Income Fund
The Fund may invest in debt obligations issued or guaranteed by a foreign sov-ereign government or one of its agencies or political subdivisions, and debt obligations issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or devel-opment and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. These securities may be denomi-nated in multi-national currency units.

The purpose of investing a portion of the Fund's assets in below investment grade, mortgage, and international debt securities, is to provide investors with a higher yield than a high-quality domestic corporate bond fund, and with less risk than a fund that invests principally in below investment grade secu-rities. Some of the debt securities the Fund may select may considered compara-ble to securities having, the lowest ratings for non-subordinated debt instru-ments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P).

Core Bond Fund
Credit research on corporate bonds includes examining both quantitative (mathe-matical) and qualitative criteria established by AGIM. These criteria include an issuer's industry, operating and financial profiles, business strategy, man-agement quality, and projected financial and business conditions.

At least 65% of the Fund's assets will be invested in high quality debt securi-ties. "High quality" debt securities are those rated (at the time of purchase) "A" or better by Moody's or S&P (in the three highest rating tiers), or unrated debt securities considered to be of comparable quality by AGIM. The Fund may only invest up to 20% of its total assets in debt securities rated below "Baa" by Moody's or "BBB" by S&P, or unrated debt securities considered to be of com-parable quality by AGIM. The Fund will not be required to sell any downgraded bonds that cause the Fund to exceed this 20% maximum guideline.

The Fund may invest up to 20% of its assets in domestic and foreign high yield corporate and government debt securities, commonly referred to as "high yield/high risk" or "junk" bonds. These bonds may be rated "B" or below by Moody's (Moody's lowest rating is "C"), or "BB" or below by S&P (S&P's lowest rating is "D"), or they may be unrated but considered to be of comparable qual-ity by AGIM. There is no minimum rating required by the Fund. Domestic and for-eign high yield debt securities involve greater risks than higher quality secu-rities, including price volatility and risk of default in the payment of inter-est and principal.

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                                                                              30

Municipal Bond Fund
The Fund's portfolio may include "moral obligation" securities, which are nor-mally issued by special purpose public authorities. If the issuer of moral obligation securities cannot make its interest and principal payments from cur-rent revenues, it may rely on a reserve fund. The availability of the reserve fund is a moral commitment, but not a legal obligation, of the state or munici-pality that created the issuer.

The Fund also may invest in resource recovery bonds, which may be general obli-gations of the issuing municipality or supported by corporate or bank guaran-tees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

In order to maintain liquidity, the Fund may invest up to 20% of its total assets in taxable obligations, including taxable high-quality short-term money market instruments, including:

 .Obligations of the U.S. Government or its agencies or instrumentalities .Commercial paper of issuers rated at the time of purchase "A-2" or better by S&P, "P-2" or better by Moody's, or "F-2" or better by Fitch Investors Servic-es, Inc., ("Fitch"), or unrated securities of similar quality
 .Certificates of deposit, bankers' acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks), and repur-chase agreements with respect to such obligations.

If at some point, AGIM determines that the market to securities exempt from federal income taxes is troubled, the Fund may invest up to 100% of its net assets taxable high-quality short-term money market instruments. Of course, dividends paid by the Fund that are generated by taxable money market instru-ments will be taxable to investors. From time to time, the Fund may invest more than 25% of its total assets in obligations whose interest payments are from revenues of similar projects (such as utilities or hospitals) or whose issuers share the same geographic location. As a result, the Fund may be more suscepti-ble to a single economic, political or regulatory development than would a Fund of securities with a greater variety of issuers.

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




U.S. Government Securities Fund
The Fund may invest in:

 .Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), popularly known as "Ginnie Maes," that are backed by the full faith and credit of the U.S. Government. These are known as a "modified pass through" type of mortgage- backed security ("GNMA Certificates"). These securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages .U.S. Treasury obligations
 .Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. These securities are backed by their own credit, and may not be backed by the full faith and credit of the U.S. Government
 .Mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Cor-poration and the Federal National Mortgage Association;
 .Collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage backed securities, or (ii) by the full faith and credit of the U.S. Government; and .Repurchase agreements collateralized by any of the foregoing.

Money Market Fund
The Fund invests in high quality, U.S. dollar-denominated money market instru-ments, as described on page 16.


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                                                                              32

Other Risks of Investing in the North American Funds


Although a Fund may have the flexibility to use some or all of the investments or strategies described in this Prospectus and the Statement of Additional Information, its subadvisor may choose not to use these investments or strate-gies for a variety of reasons. These choices may cause a Fund to miss opportu-nities, lose money or not achieve its goal.

High Yield/High Risk Securities
High yield securities (often known as "junk bonds") include debt instruments that have an equity security attached to them. Securities rated below invest-ment grade and comparable unrated securities offer yields that fluctuate over time, but generally offer higher yields than do higher rated securities. Howev-er, securities rated below investment grade also involve greater risks than higher rated securities. Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some qual-ity and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

Some of the debt securities in which the Funds may choose to invest may be, or may be similar to, the lowest rated non-subordinated debt (securities rated C by Moody's or CCC or lower by S&P). This type of security is very risky, as issuers may not have the ability to repay principal and interest, and may even default. If this should occur, the value of shares of the Fund holding them could fall.

Foreign Securities
There are risks associated with investing in foreign securities. These risks include unforeseen changes in tax laws, political changes, and changes in for-eign currency values and exchange rates.

There may be less publicly available information about foreign issuers. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements, which are generally less extensive than the requirements for domestic issuers. Foreign stock markets generally have substantially less volume than the U.S. exchanges and securities of foreign issuers are generally less liquid and more volatile, relative to U.S. issuers. For emerging markets, these risks can be more extreme.

There is frequently less governmental regulation of foreign exchanges, broker-dealers and issuers than in the United States, and brokerage costs may be high-er. In addition, investments in foreign companies may be subject to the possi-bility of nationalization or other changes in policy. Policy changes may allow foreign governments to withhold dividends, expropriate (confiscate, or keep) investment returns, or raise taxes to extremely high levels, among other things. Also, should a foreign issuer default, it may be difficult to recover anything in a bankruptcy proceeding.

Lending Fund Securities
Each Fund may lend up to 33% of its total portfolio assets, or securities, to brokers, dealers and other financial institutions. These loans must be callable (the Fund may ask that the loan be repaid in full) at any time by the Fund. The loans must be at all times fully secured by cash, cash equivalents or securi-ties issued or guaranteed by the U.S. government or its agencies or instrumen-talities, and marked to market (priced at market value) to the value of loaned securities on a daily basis. As with any extensions of credit, there may be risks of delay in recovery and in some cases even loss of rights in the collat-eral should the borrower of the securities fail financially. However, these loans of Fund securities will only be made to firms deemed by the subadvisors to be creditworthy.

Leverage Risk
Funds that borrow money to buy securities are using leverage. Leverage risk is the risk that leverage, or debt, will enable a Fund to buy more of a security that falls in value. In this case, the Fund would still need to repay the money it borrowed. Funds can create leverage, or borrow money, by using different types of techniques including reverse repurchase agreements, dollar rolls, and derivatives including inverse floating rate instruments.


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




Hedging and Other
Strategic Transactions
Individual Funds may be authorized to use a variety of investment strategies described below for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the Fund. Hedging is simply believing that certain securi-ties will fall, or rise, in value, and structuring transactions that take advantage of those changes. These transactions are generally used to protect against possible changes in the market value of securities a Fund already owns or plans to buy, to protect unrealized gains or to improve the Fund's return in some way.

Where allowed, individual Funds may purchase and sell (or write) exchange-listed and over-the- counter put and call options on securities, index futures contracts, financial futures contracts and fixed-income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions, and enter into currency transactions. This category includes derivative transactions. A "derivative" is generally defined as an instrument whose value is based upon, or derived from, some underlying index or rate. Interest rate transactions may include swaps, caps, floors and collars, and currency transactions may include currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Euro Conversion
Any future conversion of certain European currencies to the Euro may present additional risks to those Funds exposed to such currencies.

Frequent Trading
A Fund may buy or sell investments extremely frequently, increasing brokerage commissions and other expenses of the Fund. Frequent trading may also increase the amount of capital gains realized by a Fund, including short-term capital gains, which are generally taxable to shareholders at ordinary income tax rates.

Temporary Defensive Strategies
A Fund's subadvisor may at certain times decide that pursuing the Fund's investment strategies is inconsistent with market conditions. A subadvisor may then employ defensive strategies designed mostly to limit losses. However, the subadvisor may choose not to use defensive strategies, even in volatile or unsettled market conditions. Such defensive strategies may cause the Fund to miss opportunities or to not achieve its goal.

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                                                                              34

Management of the Funds

Under the federal securities laws, Massachusetts law and the Trust's Agreement and Declaration of Trust and By-Laws, the business and affairs of the Trust are managed under the direction of the Trustees.

American General Asset Management Corp. ("AGAM"), formerly CypressTree Asset Management Corporation, Inc., is the investment adviser for the Trust. AGAM was formed in 1996 to advise, acquire and distribute mutual funds through broker-dealers, banks and other intermediaries. AGAM's address is 286 Congress Street, Boston, Massachusetts 02210.

According to its Advisory Agreement with the Trust (the "Advisory Agreement"),
AGAM:

 .Oversees the administration of all aspects of the business and affairs of the Funds
 .Selects, contracts with and compensates subadvisors to manage the assets of the Funds
 .Makes recommendations to the Trustees regarding the hiring, termination and replacement of subadvisors
 .Reimburses the Fund if the total of certain expenses allocated to any Fund exceeds certain limitations
 .Monitors the subadvisors for compliance with the investment objectives and related policies of each Fund
 .Reviews the performance of the subadvisors
 .Periodically reports to the Trustees

The following table shows the management fees each Fund paid to AGAM for the last fiscal year under the Advisory Agreement as a percentage of the Fund's average daily net asset value.

 Funds                             Management
                                   Fees
---------------------------------------------
 International Small Cap Fund      1.05%
 International Equity Fund         .90%
 Global Equity Fund                .90%
 Small Cap Growth Fund             .95%
 Mid Cap Growth Fund               .92%
 Large Cap Growth Fund             .90%
 Tax-Sensitive Equity Fund         .85%
 Growth & Income Fund              .68%
 Equity-Income Fund                .73%
 Balanced Fund                     .75%
 Strategic Income Fund             .73%
 Core Bond Fund                    .60%
 Municipal Bond Fund               .60%
 U.S. Government Securities Fund   .60%
 Money Market Fund                 .20%

--------------------------------------------------------------------------------

Under an order granted to the Funds by the Securities and Exchange Commission, AGAM is permitted to appoint a subadvisor, to create a subadvisory agreement, and to terminate or amend a subadvisory agreement, in each case without share-holder approval. This "Manager of Managers" structure permits the Funds to change subadvisors or the fees paid to subadvisors without the expense and delays associated with obtaining shareholder approval. AGAM has ultimate responsibility under the Manager of Managers structure to oversee the subadvisors, including making recommendations to the Trust regarding the hir-ing, termination and replacement of subadvisors.

-------

Subadvisory Agreements

Nine investment subadvisors which provide portfolio management services to the
Funds:

Wellington Management Company, LLP
Wellington Management Company, LLP, the subadvisor to the Growth & Income Fund, the Core Bond Fund, the Tax-Sensitive Equity Fund, and the Equity-Income Fund ("Wellington Management"), whose principal business address is 75 State Street, Boston, Massachusetts 02109.

Wellington Management and its predecessor organizations have provided invest-ment management services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals since 1928. As of September 30, 1999, Wellington Management had investment management author-ity with respect to approximately $217 billion of assets.

Matthew E. Megargel, Senior Vice President of Wellington Management, has served as fund manager to the Growth & Income Fund since February 1992. Mr. Megargel has served as fund manager of the Tax-Sensitive Equity Fund and the Equity-Income Fund since March 2000. Mr. Megargel joined Wellington Management in 1983 as a research analyst and took on additional responsibilities as a fund manager in 1988. In 1991, he became solely a fund manager with Wellington Management.

Credit Suisse Asset Management, LLC.
Credit Suisse Asset Management, LLC., the subadvisor to the Small Cap Growth Fund, is located at 153 E. 53rd Street, New York, New York, 10022.

CSAM is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of November 30, 1999, CSAM managed approximately $60 billion of assets, and together with its global affiliates, managed $168 billion worldwide.

The co-fund managers of the Small Cap Growth Fund are Elizabeth B. Dater and Stephen J. Lurito. Ms. Dater, a managing director, has been fund manager of the Small Cap Growth Fund since its inception and has been a fund manager since 1978. Mr. Lurito, a managing director, has been a fund manager of the Small Cap Growth Fund since its inception and has been with the firm since 1987.

Founders Asset Management, LLC.
Investment decisions for the Large Cap Growth Fund, International Small Cap Fund and Global Equity Funds are made by its subadvisor, Founders Asset Manage-ment, LLC, located at 2930 East Third Avenue, Denver, Colorado 80206. Founders is a registered investment adviser first established as an asset manager in 1938, and is a subsidiary of Mellon Bank, N.A. As of September 30, 1999, Found-ers had over $7.5 billion of assets under management, including approximately $5.2 billion in mutual fund accounts and $2.3 billion in other advisory accounts.

To facilitate the day-to-day investment management of the Large Cap Growth Fund, International Small Cap Fund, and Global Equity Fund, Founders employs a unique team-and-lead-manager system. The management team is composed of several members of the Investment Department, including lead portfolio managers, port-folio traders and research analysts. Team members share responsibility for pro-viding ideas, information, knowledge and expertise in the management of the Funds. Each team member has one or more areas of expertise that is applied to the management of the Fund. Daily decisions on Fund selection for the Fund rests with a lead fund manager assigned to the Fund.


                                                                        -------

Tracy P. Stouffer, Vice President of Investments, has been the lead fund man-ager for the International Small Cap Fund since July 1999. Previously, Mr. Stouffer was a vice president and portfolio manager with Federated Global Incorporated from 1995 to July 1999 and a vice president and portfolio manager with Clariden Asset Management from 1988 to 1995.

Thomas M. Arrington, Vice President of Investments, is a Chartered Financial Analyst who has been the co-portfolio manager, along with Scott Chapman, of the Large Cap Growth Fund since December 1998. Mr. Arrington has served as co-port-folio manager to the Global Equity Fund since March 2000. Prior to joining Founders, he was vice president and director of income equity strategy at HighMark Capital Management, a subsidiary of Union BanCal Corp., where he man-aged the HighMark Income Equity Fund, a large-cap fund. He received a bache-lor's degree in economics from the University of California, Los Angeles and an MBA from San Francisco State University.

Scott Chapman, Vice President of Investments, is a Chartered Financial Analyst who has been the co-portfolio manager, along with Thomas Arrington, of the Large Cap Growth Fund since December 1998. Mr. Chapman has served as co-portfo-lio manager to the Global Equity Fund since March 2000. Before joining Found-ers, Chapman was vice president and director of growth strategy for HighMark Capital. He has more than 10 years experience in equity investment management, including security analysis positions with McCullough, Andrews and Cappiello and Cooper Development Co. Chapman received a bachelor of science degree in accounting from Santa Clara University and an MBA in finance from Golden Gate University.

Douglas A. Loeffler, Vice President of Investments, is a Chartered Financial Analyst who has served as the co-portfolio manager of the Global Equity Fund since March, 2000. Mr. Loeffler has been the lead portfolio manager for Dreyfus Founders Worldwide Growth Fund since July, 1999. Prior to joining Founders in 1995, Mr. Loeffler was an investment professional at Scudder, Stevens & Clark for seven years.

INVESCO Funds Group, Inc. ("INVESCO")
INVESCO, with principal offices at 7800 E. Union Blvd., Denver, Colorado 80237, has been the subadvisor to the Balanced Fund and the Mid Cap Growth Fund since March 2000. Established in 1932, INVESCO Funds Group is one of the oldest existing mutual fund management companies in the United States. Some of the world's largest institutions and more than one million individual investors rely on the knowledge of INVESCO's investment specialists. As of December 31, 1999, INVESCO and its affiliates managed approximately $357 billion in assets, including $40 billion in shareholder accounts.

Charles P. Mayer, Director of Investments & Senior Vice President, manages the equity portion of the Balanced Fund. Mr. Mayer, who joined INVESCO in 1993, has been an investment professional since 1969. Mr. Mayer holds a BA from St. Peter's College, and an MBA from St. John's University.

Donovan J. Paul, Senior Vice President, manages the fixed-income portion of the Balanced Fund. Mr. Paul, who joined INVESCO in 1994, has been an investment professional since 1976. Mr. Paul holds a BBA from the University of Iowa, and an MBA from the University of Northern Iowa.

Peter Lovell, Vice President, is a co-manager of the Balanced Fund. Mr. Lovell, who joined INVESCO in 1994, has been an investment professional since 1976. Mr. Lovell holds a BBA from the University of Iowa, and an MBA from the University of Northern Iowa.

Timothy J. Miller, Senior Vice President, manages the Mid Cap Growth Fund. Mr. Miller, who joined INVESCO in 1992, has been an investment professional since 1979. Mr. Miller holds a BSBA from St. Louis University, and an MBA from the University of Missouri.

-------

Morgan Stanley Dean Witter Investment Management Inc.
Morgan Stanley Dean Witter Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, has been the subadvisor to the International Equity Fund since April 1, 1999. Morgan Stanley Dean Witter Investment Management Inc. in certain instances does business using the name Morgan Stanley Asset Management ("MSAM"). MSAM, a wholly-owned subsid-iary of Morgan Stanley Dean Witter & Co., conducts a worldwide fund management business, providing a broad range of fund management services to customers in the United States and abroad. As of September 30, 1999, MSAM, together with its affiliated institutional asset management companies, managed investments total-ing approximately $173.5 billion.

Ann D. Thivierge shares portfolio management responsibility for the Interna-tional Equity Fund with Barton M. Biggs. Ms. Thivierge is a Managing Director of MSAM. She joined MSAM in 1986 and holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

Barton M. Biggs has been Chairman and a director of MSAM since 1980. He is also a director and chairman of various registered investment companies to which MSAM and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

American General Investment Management, L.P. ("AGIM")
AGIM has been the subadvisor to the Strategic Income Fund, the Municipal Bond Fund, the Core Bond Fund, the U.S. Government Securities Fund, and the Money Market Fund since March, 2000. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indi-rect wholly-owned subsidiary of American General Corporation. AGIM also pro-vides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. Accounts managed by AGIM had combined assets, as of December 31, 1999, of approximately $68.9 billion. AGIM is located at 2929 Allen Parkway, Houston, Texas 77019.

Steven Guterman, Executive Vice President portfolio manager of the Strategic Income Fund, joined AGIM in 1998. Mr. Guterman served as Managing Director at Salomon Brothers, Inc. from 1996 to 1998 and as Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to 1998.

Municipal Bond Fund. The Fund is managed by a team of investment professionals at AGIM.

Robert N. Kase, Portfolio Manager, who serves as the portfolio manager of the Core Bond Fund and the U.S. Government Securities Fund, joined AGIM in 1998. Mr. Kase has served as Investment Officer of Variable Annuity Life Insurance Company and Senior Portfolio Manager of AGIM since 1998, and was Senior Portfo-lio Manager with CL Capital Management, Inc. from 1992 to 1998.

Teresa Moro, Portfolio Manager, who serves as the portfolio manager of the Money Market Fund, has served as Vice President and Investment Officer of Amer-ican General Series Portfolio Company and as portfolio manager of the American General Series Portfolio Company Money Market Fund since 1991.

                                                                        -------

Section III:

Investing in the North American Funds
Classes of Shares

Three classes of shares of North American Funds are offered by this Prospectus:
Class A shares, Class B shares, and Class C shares.

The initial investment minimum for all classes of shares per fund is $1,000. For retirement plans and other automatic investment programs, the initial pur-chase minimum is $50. You must maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. Purchases and redemptions will be made at the share price calculated by North American Funds after the request is received in good order. Confirmations of all transactions will be mailed to you promptly, and a copy will be sent to your broker of rec-ord. North American Funds may refuse any request to purchase shares.

                          Buying Fund                            Redeeming Fund
                          Shares                                 Shares
----------------------------------------------------------------------------------------------------------

  By Mail                 Mail a check and account               Send a written request to:
                          application to:                        North American Funds
                          North American Funds                   P.O. Box 8505
                          P.O. Box 8505                          Boston, MA 02266-8505
                          Boston, MA 02266-8505

                          To add to an existing account, mail
                          a check with your account number:
                          North American Funds
                          P.O. Box 8505
                          Boston, MA 02266-8505

                          Overnight Mailing Address:
                          North American Funds
                          c/o Boston Financial
                          attn: Leadership Services
                          66 Brooks Dr.
                          Braintree, MA 02184

----------------------------------------------------------------------------------------------------------

  By Wire Transfer        For wire instructions, contact         Yes, with a minimum of $1,000. For wire
                          Customer Service at 1-800-872-8037     instructions, contact Customer Service at
                                                                 1-800-872-8037
----------------------------------------------------------------------------------------------------------

  By Phone                No                                     Yes, simply call 1-800-872-8037 by 4:00
                                                                 p.m. to receive that day's closing price
----------------------------------------------------------------------------------------------------------

  Through Broker Dealers  Yes, if a dealer agreement is in place Yes, if a dealer agreement is in place

----------------------------------------------------------------------------------------------------------

-------

                 Class A Shares         Class B Shares         Class C Shares

-----------------------------------------------------------------------------------

  Sales Charges  .Purchases of less     .Shares are sold       .Shares are sold
                  than                   without a front end    without a front end
                  $1 million are sold    sales charge. For      sales charge. For
                  with a front end       shares redeemed        shares redeemed
                  sales charge           within six years       within one year
                  (see table on next     there is a sales       there is a 1% sales
                  page).                 charge at redemption   charge at
                  .Purchases over $1     (see table on next     redemption.
                  million are sold       page). This does not   .Available for
                  without a front end    apply to the Money     purchases under $1
                  sales charge. For      Market Fund.           million.
                  shares redeemed        .Available for
                  within one year        purchases of
                  there is a 1% back     $250,000 or less.
                  end sales charge at
                  redemption.

-----------------------------------------------------------------------------------

  Programs That  .Rights of             .For B and C Shares,
  Reduce          Accumulation -  you    the back end sales
  Sales Charges   will pay the sales     charge is equal to
                  charge applicable to   the lesser of the
                  your total account     net asset value at
                  balance in all         redemption, or the
                  classes of shares.     original purchase
                  .Statement of          price.
                  intention -agree to
                  invest a certain
                  amount over 13
                  months and you will
                  pay the sales charge
                  based on your goal.

              ---------------------------------------------------------------------

                 .For an account
                  opened after 5-1-95,
                  in any class of
                  shares, there will
                  be no deferred sales
                  charge applied, if a
                  systematic
                  withdrawal plan is
                  established for up
                  to 12% of the
                  account value to be
                  withdrawn annually.
                 .For qualified group
                  retirement plans,
                  please see the
                  Statement of
                  Additional
                  Information (SAI)
                  for a more detailed
                  discussion.

-----------------------------------------------------------------------------------

                                                                        -------

Sales Charge Tables

Class A Shares Sales
Charge Table
There is no front end sales charge for Class A shares of the Money Market Fund. If A shares of this Fund are exchanged for Class A shares of another Fund, the regular sales charge for Class A shares will be charged.

  Amount of                      Sales Charge       Sales Charge   Concession to
  Purchase Payment               as a               as a           Broker Dealer as
                                 Percentage of      Percentage of  a Percentage of
                                 the Offering Price the Net Amount Offering Price
                                                    Invested

-----------------------------------------------------------------------------------

  Less than $50,000
     Equity Funds                5.75%              6.10%          5.00%
     Other Funds                 4.75%              4.99%          4.00%

-----------------------------------------------------------------------------------
  $50,000 but less than          4.75%              4.99%          4.00%
  $100,000

-----------------------------------------------------------------------------------
  $100,000 but less than         4.00%              4.17%          3.25%
  $250,000

-----------------------------------------------------------------------------------
  $250,000 but less than         3.00%              3.09%          2.50%
  $500,000

-----------------------------------------------------------------------------------
  $500,000 but less than $1      2.25%              2.30%          1.75%
  million

-----------------------------------------------------------------------------------
  $1 million or more             None*              None*          See Below**

-----------------------------------------------------------------------------------

*  A CDSC (back end sales charge) may apply.
** For purchases of Class A shares of $1 million or more the Distributor will pay a commission to dealers as follows: 1.00% on sales up to $5 million (0.50% for sales of the National Municipal Bond Fund), plus 0.50% of the amount in excess of $5 million; provided, however, that the Distributor may pay a commission on sales in excess of $5 million of up to 1.00% to certain dealers which, at the Distributor's invitation, enter into an agreement with the Distributor in which the dealer agrees to return any commission paid to it on the sale (or a pro rata portion thereof) if the shareholder redeems his shares within a period of time after purchase as specified by the Dis-tributor. Purchases of $1 million or more for each shareholder account will be aggregated over a 12 month period (commencing from the date of the first such purchase) for purposes of determining the level of commission to be paid during that period with respect to such account.

-------

Class B Shares Sales Charge Table*

  Year(s) Since Purchase                 Deferred Sales Charge
                                         as Percentage of
                                         Amount Redeemed
--------------------------------------------------------------

  Up to 2 years                          5%

--------------------------------------------------------------
  2 years or more but less than 3 years  4%

--------------------------------------------------------------
  3 years or more but less than 4 years  3%

--------------------------------------------------------------
  4 years or more but less than 5 years  2%

--------------------------------------------------------------
  5 years or more but less than 6 years  1%

--------------------------------------------------------------
  6 or more years                        0%

--------------------------------------------------------------

Class B shares purchased on or after October 1, 1997 will automatically convert into Class A shares eight years after the calendar month in which a sharehold-er's order to purchase the shares was accepted.

Class C Shares*
Class C shares are offered for sale at net asset value and are offered for pur-chases of less than $1 million. Class C shares are sold without a front end sales charge. Class C shares are subject to a deferred sales charge of 1% of the dollar amount subject thereto during the first year after purchase.

Class C shares purchased on or after July 1, 1999, including shares purchased through reinvestment of dividends and distributions, will not convert into Class A shares after ten years. Class C shares purchased before July 1, 1999 will continue to convert into Class A shares ten years after the end of the calendar month in which a shareholder's order to purchase the shares was accepted. After June 30, 1999, Class C shares will be redeemed or exchanged in order of the date purchased, with the shares purchased earlier being redeemed or exchanged first, unless a shareholder specifically requests that specific shares be redeemed or exchanged.

Redemption in Kind
The Funds reserve the right to redeem proceeds in whole or in part by a distri-bution in kind of marketable securities held by the Fund.

Payment Following Redemption
Each Fund will normally send the proceeds from a redemption (less any applica-ble deferred sales charge) on the next business day, but may delay payment for up to seven days.

Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of, or action by, the SEC.

* Any shares in the redeeming shareholder's account that can be redeemed with-out charge will be redeemed prior to those subject to a charge. Only time of ownership spent in Funds other than the Money Market Fund counts towards determining the applicable deferred sales charge.

                                                                        -------

Pricing of Fund Shares

The public offering price of the Class A shares of each Fund is the net asset value per share (next determined following receipt of an order) plus, in the case of all Funds except the Money Market Fund, a front end sales charge, if applicable. The share price for Class B shares and Class C shares is the net asset value per share (next determined following receipt of an order).

The net asset value of the shares of each class of each Fund is calculated sep-arately and, except as described below, is determined once daily as of the close of regularly scheduled trading on the New York Stock Exchange. Net asset value per share of each class of each Fund (other than the Money Market Fund, as described below) is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that class, less the liabil-ities attributable to that class, by the number of shares of that class out-standing. No determination is required on (i) days on which changes in the value of such Fund's securities holdings will not materially affect the current net asset value of the shares of the Fund and (ii) days when the New York Stock Exchange is closed (for example, national holidays). Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instru-ments, is substantially completed each day at various times prior to the close of regularly scheduled trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of a class of a Fund are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of regularly scheduled trading on the Exchange and would therefore not be reflected in the computation of a class's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the subadvisors under procedures estab-lished and regularly reviewed by the Trustees.

Shares of the Fund are available at the net asset value to investors purchasing shares of the Funds with redemption proceeds from other mutual fund complexes on which the investor has paid for front end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption occurred more than 60 days prior to such purchase. The Distributor will require satisfactory evidence of your qualification of this waiver. Please call for more informa-tion. The redemption of the shares from the other mutual fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

All instruments held by the Money Market Fund and short-term debt instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis.

Unless you request cash payment, all dividends and distributions will be rein-vested. All Funds except the Money Market Fund declare and pay capital gains annually.

-------

Dividends and Distributions from North American Funds


These Funds declare and pay income dividends annually:


 .International Small Cap Fund

 .Global Equity Fund

 .Small Cap Growth Fund

 .Mid Cap Growth Fund

 .Large Cap Growth Fund

 .Tax-Sensitive Equity Fund

 .Equity-Income Fund

 .Balanced Fund

These Funds declare and pay income dividends semi-annually:


 .International Equity Fund

 .Growth & Income Fund

These Funds declare income dividends daily and pay monthly:

 .Strategic Income Fund

 .Core Bond Fund

 .Municipal Bond Fund

 .U.S. Government Securities Fund

 .Money Market Fund

                                                                        -------

Taxes

It is expected that each Fund of the Trust will qualify as a "regulated investment company" under the Code. If it so qualifies, a Fund will not be subject to United States federal income taxes on its net investment income and net capital gain, if any, that it distributes to its shareholders in each tax-able year, provided that it distributes to its shareholders (i) at least 90% of its net investment income for such taxable year, and at least 90% of its net tax-exempt interest income for such taxable year. If in any year a Fund fails to qualify as a regulated investment company, such Fund would incur reg-ular corporate federal income tax on its taxable income for that year and be subject to certain additional distribution requirements upon re-qualification. Each Fund will be subject to a 4% nondeductible excise tax on its taxable income to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund intends to make sufficient distributions to avoid application of the corporate income and excise taxes.

Certain investments, including investments in assets "market to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities", may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and thereby to eliminate any tax liability at the Fund level. In addition, transactions in options, futures contracts, hedging trans-actions, forward contracts, and straddles may accelerate income, defer losses, cause adjustments in the holding periods of a Fund's securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments on dividends and interest. The investment yield of the Funds investing in foreign securities or curren-cies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign taxes, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. If a Fund is eligible for and makes an election to allow the shareholders of that Fund to claim a foreign tax credit or deduction for these taxes for any taxable year, the shareholders will be notified. The ability of the shareholders to utilize such a foreign tax credit is subject to a holding period requirement. In addition, Funds investing in securities of passive foreign investment companies may be subject to U.S. fed-eral income taxes (and interest on such taxes) as a result of such invest-ments. The investment yield of the Funds making such investments will be reduced by these taxes and interest. Shareholders will bear the cost of these taxes and interest, but will not be able to claim a deduction for these amounts.

A Fund's distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will result in taxable ordinary income to the shareholders of the Fund, whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will result in taxable long-term capital gain income to the shareholders of the Fund, regardless of whether the distribu-tions are received in cash or reinvested in shares and regardless of how long a shareholder has held shares in the Fund. Distributions are taxed as described in this paragraph even if such distributions economically represent a return of a particular shareholder's investment. Distributions that repre-sent a return of a particular shareholder's investment are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

The redemption, sale or exchange of Fund shares (including the exchange of shares of one Fund for shares of another) is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposi-tion of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

If a shareholder sells or otherwise disposes of a share of a Fund

-------
before holding it for more than six months, any loss on the sale or other dis-position of such share shall be (i) treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share or (ii) in the case of the National Municipal Bond Fund, disal-lowed to the extent of any exempt-interest dividend received by the shareholder with respect to such shares. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are dis-posed.

Generally, unless a shareholder of any Fund includes his or her taxpayer iden-tification number (social security number for individuals) in the Shareholder Application and certifies that he or she is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% from divi-dends (other than exempt-interest dividends) and other reportable payments to the shareholder.


Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a regulated investment company may pass through (without restric-tion) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities. Thus, for resi-dents of these states, distributions derived from a Fund's investment in cer-tain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves.

Municipal Bond Fund--Taxation

The National Municipal Bond Fund also intends to satisfy conditions under the Code that will enable interest from municipal obligations, which is exempt from regular federal income taxes in the hands of each Fund, to qualify as "exempt-interest dividends" when distributed to such Fund's shareholders. Except as discussed below, such dividends are exempt from regular federal income taxes. Although exempt-interest dividends paid by the National Municipal Bond Fund will be excluded by shareholders of the Funds from their gross income for regu-lar federal income tax purposes, under the Code all or a portion of such divi-dends may be (i) a preference item for purposes of the alternative minimum tax,
(ii) a component of the "ACE" adjustment for purposes of determining the amount of corporate alternative minimum tax or (iii) a factor in determining the extent to which a shareholder's Social Security or railroad retirement benefits are taxable. Moreover, the receipt of exempt-interest dividends from each of the Funds affect the federal tax liability of certain foreign corporations, S Corporations and insurance companies. Furthermore, under the Code, interest on indebtedness incurred or continued to purchase or carry Fund shares, which interest is deemed to relate to exempt-interest dividends, will not be deduct-ible by shareholders of the Fund for federal income tax purposes.

The exemption of exempt-interest dividend income from regular federal income taxation does not necessarily result in similar exemptions for such income under tax laws of state or local taxing authorities. In general, states exempt from state income tax only that portion of any exempt-interest dividend that is derived from interest received by a regulated investment company on its hold-ings of obligations issued by that state or its political subdivisions and instrumentalities.

A notice detailing the tax status of dividends and distributions paid by the National Municipal Bond Fund will be mailed annually to its shareholders. As part of this notice, the Fund will report to its shareholders the percentage of interest income earned by the Fund during the preceding year on tax-exempt obligations indicating, on a state-by-state basis, the source of such income.

Descriptions of tax consequences set forth in this Prospectus and in the State-ment of Additional Information are intended to be a general guide. Investors should consult their tax advisers with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign, and other tax laws and the possible effects of changes in fed-eral or other tax laws. This discussion is not intended as a substitute for careful tax planning.

                                                                        -------

Rule 12b-1 Fees

The Trust has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows the Funds to pay distribution fees for the sale and distribution of Fund shares. Portions of the fees are used to provide payments for services provided to shareholders ("service fees"), as indicated below.

Class A shares of each Fund, except the Money Market Fund and the Municipal Bond Fund, are subject to a Rule 12b-1 fee of up to .35% of average daily net assets, five-sevenths of which (.25%) is a "service fee." There are no Rule 12b-1 fees on the Money Market Fund, and the Rule 12b-1 fee paid by Class A shares, or for the Municipal Bond Fund is up to .15% of average annual net assets, all of which is a "service fee."

Class B shares of each Fund except the Money Market Fund are subject to a Rule 12b-1 fee of up to 1.00% of average annual net assets, one-fourth (.25%) of this is a "service fee."

Class C shares of each Fund except the Money Market Fund are subject to a Rule 12b-1 fee of up to 1.00% of average annual net assets, one-fourth (.25%) of this is a "service fee."

Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for Class B and Class C shares may therefore cost you more than paying the maximum permitted front-end sales charge on Class A Shares.

-------

Account Services

To use any of these programs, simply fill out the appropriate section of your account application, or request the appropriate form.

Automatic Distribution Diversification
With this program, you can have all dividends and other distributions from one Fund automatically invested in the same class of shares of another Fund.

Automatic Investment Plan
Shareholders can set up an Automatic Investment Plan. Once each month the shareholder's account will be debited the amount (at least $50) specified by the shareholder.

Checkwriting
Checkwriting is available to Class A and Class C shareholders of the U.S. Gov-ernment Securities, Municipal Bond and Money Market Funds. Simply request this on your account application, and complete a signature card, and you will receive a book of blank checks. The minimum amount of a check is $250. When a check is presented for payment, enough shares will be redeemed to cover the amount of the check and any applicable deferred sales charge. If the amount of the check plus the sales charge is more than the account value, the check will be returned unpaid.

Exchange Privilege
Shareholders may make free unlimited exchanges by mail or telephone within classes of shares without any sales charge. Shares of one class may not be exchanged for shares of any other class of any Fund. Be aware that exchanges are regarded as sales for federal and state income tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged. Exchanges usually occur on the same day they are requested. The terms of the exchange privilege may change and the privilege may be revoked at any time without notice.

The Fund will not be responsible for any losses resulting from unauthorized telephone transactions if it follows reasonable procedures designed to varify the identity of the caller. The Fund will request personal or other information from the caller, and will record calls. By establishing an account with the Fund, you consent to all recording of telephone calls.

You may make exchanges over the phone by calling 1-800-872-8037.

Reinstatement Privilege
If you redeem Class A shares (under $1 million) and reinvest within 90 days, you will not have to pay a sales charge. If you redeem A shares over $1 mil-lion, or Class B or C shares and pay a deferred sales charge and then reinvest within 90 days, your account will be credited the amount of the deferred sales charge.

Systematic Investing
Your shares of any class of the Money Market, U.S. Government Securities or Municipal Bond Fund can be exchanged monthly for shares of the same class of other Funds. An exchange of at least $50 per exchange will be made around the 15th of each month in accordance with your instructions. This program takes advantage of dollar cost averaging.

Systematic Withdrawal Plan
If you have an account balance of at least $10,000, you can set up a plan to have redemptions paid to you, or someone you designate, on a monthly, quarter-ly, semi-annual or annual basis. You can withdraw up to 12% of the account value annually, if a monthly plan, up to 1% per month, without a deferred sales charge. If you request this service after completing your application and pay-ments are to be made to someone other than yourself, you will have to provide a signature guarantee. Redemption checks are generally mailed within two days after redemption. The availability of this service may end, and a fee of up to $5 per withdrawal may be charged with 30 days written notice to you.

Transfer of Shares
You may transfer Fund shares to family members and others at any time without a sales charge. Consult your tax adviser concerning such transfers.

                                                                        -------

Financial Highlights


[LOGO OF FINANCIAL HIGHLIGHTS]
 The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single
        Fund share. The Total returns in the tables represent the return that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from each Fund's financial statements, which have been audited by Pricewaterhouse -Coopers LLP. Its report, along with each Fund's financial statements, is included in the Trust's annual report, which is available upon request.

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                 International Small Cap Fund
                          ----------------------------------------------------------------------------------
                                         Class A                                    Class B
                          -----------------------------------------   --------------------------------------
                             Year        Year      Year    3/04/96*     Year      Year      Year    3/04/96*
                             Ended      Ended     Ended       to       Ended     Ended     Ended       to
                          10/31/99 **  10/31/98  10/31/97  10/31/96   10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $13.91    $13.86    $13.43    $12.50     $13.66    $13.71    $13.37    $12.50
--------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.14)    (0.02)    (0.03)     0.05      (0.27)    (0.12)    (0.11)    (0.01)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               5.06      0.07      0.46      0.88       4.96      0.07      0.45      0.88
                          ------------------------------------------------------------------------------------
 Total from investment
  operations                     4.92      0.05      0.43      0.93       4.69     (0.05)     0.34      0.87
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $18.83    $13.91    $13.86    $13.43     $18.35    $13.66    $13.71    $13.37
--------------------------------------------------------------------------------------------------------------
Total Return                   35.37%     0.36%     3.20%     7.44%+    34.33%    (0.36%)    2.54%     6.96%+
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $2,309    $2,173    $3,225    $2,120     $7,417    $7,073    $7,369    $5,068
--------------------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         1.90%     1.90%     1.90%     1.90%#     2.55%     2.55%     2.55%     2.55%#
--------------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       (0.87%)   (0.12%)   (0.19%)   (0.50%)#   (1.53%)   (0.79%)   (0.84%)   (0.15%)#
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         202%       54%       75%       67%#      202%       54%       75%       67%#
--------------------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    2.24%     2.23%     2.46%     3.07%#     2.89%     2.88%     2.98%     3.27%#
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                                           International Small Cap Fund
                                        --------------------------------------
                                                      Class C
                                        --------------------------------------
                                          Year      Year      Year    3/04/96*
                                         Ended     Ended     Ended       to
                                        10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $13.66    $13.71    $13.37    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)              (0.31)    (0.12)    (0.11)    (0.01)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                          5.02      0.07      0.45      0.88
                                        ----------------------------------------
 Total from investment operations           4.71     (0.05)     0.34      0.87
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $18.37    $13.66    $13.71    $13.37
--------------------------------------------------------------------------------
Total Return                              34.48%    (0.36%)    2.54%     6.96%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period (000's)        $5,972    $6,195    $7,025    $5,517
--------------------------------------------------------------------------------
 Ratio of total expenses to average net
  assets                                   2.55%     2.55%     2.55%     2.55%#
--------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                      (1.53%)   (0.78%)   (0.84%)   (0.15%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate                    202%       54%       75%       67%#
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                 2.89%     2.88%     2.96%     3.25%#
--------------------------------------------------------------------------------

*  Commencement of Operations
** Net investment income per share has been calculated using the average share method
#  Annualized
+  Non-annualized

                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                      International Equity Fund
                          -----------------------------------------------------
                                               Class A
                          -----------------------------------------------------
                             Year        Year      Year       Year     1/09/95*
                             Ended      Ended     Ended      Ended        to
                          10/31/99 **  10/31/98  10/31/97  10/31/96**  10/31/95
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $9.83    $10.81    $11.35      $10.11    $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
 income/(loss)                   0.02      0.03      0.06        0.09      0.06
 Net realized and
 unrealized gain/(loss)
 on investments and
 foreign currency                2.07      0.02      0.35        1.33      0.08
                          -----------------------------------------------------
 Total from investment
 operations                      2.09      0.05      0.41        1.42      0.14
                          -----------------------------------------------------
Distributions
 Dividends from net
 investment income                  -     (0.13)    (0.19)      (0.08)    (0.03)
 Distributions from
 realized capital gains         (0.03)    (0.90)    (0.76)      (0.10)        -
                          -----------------------------------------------------
 Total distributions            (0.03)    (1.03)    (0.95)      (0.18)    (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of
Period                         $11.89     $9.83    $10.81      $11.35    $10.11
--------------------------------------------------------------------------------
Total Return                   21.33%     0.67%     3.55%      14.25%     1.37%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
 period (000's)                $3,997    $3,769    $4,461      $4,732    $6,897
--------------------------------------------------------------------------------
 Ratio of total expenses
 to average net assets          1.75%     1.75%     1.75%       1.75%     1.75%#
--------------------------------------------------------------------------------
 Ratio of net investment
 income (loss) to
 average net assets             0.18%     0.44%     0.97%       0.84%     0.70%#
--------------------------------------------------------------------------------
 Portfolio turnover rate         142%      173%      146%        170%       69%
--------------------------------------------------------------------------------
 Expense ratio before
 expense reimbursement
 by advisor                     1.98%     1.87%     1.96%       1.97%     2.18%#
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       International Equity Fund
                          -------------------------------------------------------
                                                Class B
                          -------------------------------------------------------
                             Year        Year       Year        Year     1/09/95*
                             Ended      Ended      Ended       Ended        to
                          10/31/99 **  10/31/98  10/31/97**  10/31/96**  10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $9.77    $10.75      $11.30      $10.10    $10.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.05)    (0.02)       0.03        0.06      0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               2.05      0.00        0.31        1.30      0.12
                          -------------------------------------------------------
 Total from investment
  operations                     2.00     (0.02)       0.34        1.36      0.13
                          -------------------------------------------------------
Distributions
 Dividends from net
  investment income                 -     (0.06)      (0.13)      (0.05)    (0.03)
 Distributions from
  realized capital gains        (0.03)    (0.90)      (0.76)      (0.11)        -
                          -------------------------------------------------------
 Total distributions            (0.03)    (0.96)      (0.89)      (0.16)    (0.03)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $11.74     $9.77      $10.75      $11.30    $10.10
----------------------------------------------------------------------------------
Total Return                   20.53%    (0.03%)      2.92%      13.58%     1.28%+
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $14,269   $14,030     $16,334     $15,217    $8,421
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         2.40%     2.40%       2.40%       2.40%     2.40%#
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           (0.45%)   (0.18%)      0.32%       0.57%     0.15%#
----------------------------------------------------------------------------------
 Portfolio turnover rate         142%      173%        146%        170%       69%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    2.63%     2.52%       2.54%       2.60%     2.93%#
----------------------------------------------------------------------------------

*  Commencement of Operations
#  Annualized
+  Non-annualized
** Net investment income per share has been calculated using the average share method

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                       International Equity Fund
                          -------------------------------------------------------
                                                Class C
                          -------------------------------------------------------
                             Year        Year       Year        Year     1/09/95*
                             Ended      Ended      Ended       Ended        to
                          10/31/99 **  10/31/98  10/31/97**  10/31/96**  10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $9.77    $10.76      $11.31      $10.10    $10.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.05)    (0.02)       0.03        0.06      0.01
 Net realized and
  unrealized gain/(loss)
  on Investments and
  foreign currency               2.05     (0.01)       0.31        1.30      0.12
                          -------------------------------------------------------
 Total from investment
  operations                     2.00     (0.03)       0.34        1.36      0.13
                          -------------------------------------------------------
Distributions
 Dividends from net
  investment income                 -     (0.06)      (0.13)      (0.05)    (0.03)
 Distributions from
  realized capital gains        (0.03)    (0.90)      (0.76)      (0.10)        -
                          -------------------------------------------------------
 Total distributions            (0.03)    (0.96)      (0.89)      (0.15)    (0.03)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $11.74     $9.77      $10.76      $11.31    $10.10
----------------------------------------------------------------------------------
Total Return                   20.53%    (0.13%)      2.91%      13.63%     1.28%+
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $6,680    $7,960      $8,460      $9,076    $6,324
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         2.40%     2.40%       2.40%       2.40%     2.40%#
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           (0.49%)   (0.19%)      0.32%       0.51%     0.13%#
----------------------------------------------------------------------------------
 Portfolio turnover rate         142%      173%        146%        170%       69%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    2.62%     2.52%       2.57%       2.60%     2.93%#
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           Global Equity Fund
                            ----------------------------------------------------
                                                Class A
                            ----------------------------------------------------
                               Year       Year      Year       Year       Year
                              Ended      Ended     Ended      Ended      Ended
                            10/31/99**  10/31/98  10/31/97  10/31/96**  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $16.43    $16.32    $14.50      $13.84    $14.82
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.08      0.02      0.06       (0.04)        -
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency                0.82      1.34      3.45        0.91     (0.54)
                            ----------------------------------------------------
 Total from investment
  operations                      0.90      1.36      3.51        0.87     (0.54)
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income                  -     (0.22)    (0.05)      (0.21)        -
 Distributions from
  realized capital gains         (1.21)    (1.03)    (1.64)          -     (0.44)
                            ----------------------------------------------------
 Total distributions             (1.21)    (1.25)    (1.69)      (0.21)    (0.44)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $16.12    $16.43    $16.32      $14.50    $13.84
---------------------------------------------------------------------------------
Total Return                     5.60%     8.90%    26.10%       6.33%    (3.52%)
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $12,757   $31,055   $30,960     $25,924   $23,894
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets          1.75%     1.75%     1.75%       1.75%     1.75%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     0.47%     0.09%     0.33%      (0.30%)    0.03%
---------------------------------------------------------------------------------
 Portfolio turnover rate           38%       20%       28%        165%       57%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        1.84%     1.75%     1.81%       1.83%     1.92%
---------------------------------------------------------------------------------

*  Commencement of Operations
#  Annualized
+  Non-annualized
** Net investment income per share has been calculated using the average share method

                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                           Global Equity Fund
                            ----------------------------------------------------
                                                Class B
                            ----------------------------------------------------
                              Year       Year      Year       Year       Year
                              Ended     Ended      Ended      Ended      Ended
                            10/31/99*  10/31/98  10/31/97*  10/31/96*  10/31/95*
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $16.24    $16.14     $14.36     $13.73     $14.79
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.04)    (0.11)     (0.05)     (0.14)     (0.09)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               0.84      1.35       3.47       0.91      (0.53)
                            ----------------------------------------------------
 Total from investment
  operations                     0.80      1.24       3.42       0.77      (0.62)
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income                 -     (0.11)                (0.14)         -
 Distributions from
  realized capital gains        (1.21)    (1.03)     (1.64)         -      (0.44)
                            ----------------------------------------------------
 Total distributions            (1.21)    (1.14)     (1.64)     (0.14)     (0.44)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $15.83    $16.24     $16.14     $14.36     $13.73
---------------------------------------------------------------------------------
Total Return                    5.01%     8.17%     25.63%      5.64%     (4.09%)
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                     $25,381   $30,287    $31,833    $25,661    $23,317
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         2.40%     2.40%      2.40%      2.40%      2.40%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                   (0.25%)   (0.55%)    (0.32%)    (0.95%)    (0.61%)
---------------------------------------------------------------------------------
 Portfolio turnover rate          38%       20%        28%       165%        57%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                       2.50%     2.40%      2.47%      2.48%      2.58%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           Global Equity Fund
                             --------------------------------------------------
                                                Class C
                             --------------------------------------------------
                               Year       Year      Year      Year       Year
                               Ended     Ended     Ended      Ended     Ended
                             10/31/99*  10/31/98  10/31/97  10/31/96*  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $16.30    $16.19    $14.41     $13.73    $14.79
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                  (0.04)    (0.10)    (0.05)     (0.14)    (0.09)
 Net realized and unrealized
  gain/(loss) on
  investments and foreign
  currency                        0.84      1.35      3.47       0.92     (0.53)
                             --------------------------------------------------
 Total from investment
  operations                      0.80      1.25      3.42       0.78     (0.62)
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income                  -     (0.11)        -      (0.10)        -
 Distributions from realized
  capital gains                  (1.21)    (1.03)    (1.64)         -     (0.44)
                             --------------------------------------------------
 Total distributions             (1.21)    (1.14)    (1.64)     (0.10)    (0.44)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $15.89    $16.30    $16.19     $14.41    $13.73
--------------------------------------------------------------------------------
Total Return                     4.99%     8.21%    25.54%      5.70%    (4.09%)
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $45,201   $57,774   $61,245    $64,830   $83,340
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             2.40%     2.40%     2.40%      2.40%     2.40%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                    (0.24%)   (0.56%)   (0.32%)    (0.95%)   (0.64%)
--------------------------------------------------------------------------------
 Portfolio turnover rate           38%       20%       28%       165%       57%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        2.50%     2.40%     2.46%      2.48%     2.53%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                              Small Cap Growth Fund
                                        (formerly Emerging Growth Fund)
                          -----------------------------------------------------------------------
                                Class A                 Class B                   Class C
                          ---------------------   ---------------------     ---------------------
                             Year      1/06/98*      Year      1/06/98*        Year      1/06/98*
                             Ended        to         Ended        to           Ended        to
                          10/31/99 **  10/31/98   10/31/99 **  10/31/98     10/31/99 **  10/31/98
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $8.88    $10.00         $8.83    $10.00           $8.84    $10.00
----------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.15)    (0.08)        (0.21)    (0.12)***       (0.21)    (0.12)**
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               4.08     (1.04)         3.95     (1.05)           3.94     (1.04)
                          -----------------------------------------------------------------------
 Total from investment
  operations                     3.93     (1.12)         3.74     (1.17)           3.73     (1.16)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $12.81     $8.88        $12.57     $8.83          $12.57     $8.84
----------------------------------------------------------------------------------------------------
Total Return                   44.26%   (11.20%)+      42.36%   (11.70%)+        42.19%   (11.60%)+
----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)                 $224      $146          $660      $263            $440      $238
----------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         1.70%     1.70%#        2.35%     2.35%#          2.35%     2.35%#
----------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       (1.43%)   (1.00%)#      (2.04%)   (1.76%)#        (2.03%)   (1.67%)#
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate         129%       52%+         129%       52%+           129%       52%+
----------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    6.96%    15.48%#        7.58%    16.48%#          7.60%    15.78%#
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        Mid Cap Growth Fund
                                                  (formerly Small/Mid Cap Fund)
                          ---------------------------------------------------------------------------------------
                                         Class A                                      Class B
                          -----------------------------------------   -------------------------------------------
                             Year        Year      Year    3/04/96*      Year        Year       Year     3/04/96*
                             Ended      Ended     Ended       to         Ended      Ended      Ended        to
                          10/31/99 **  10/31/98  10/31/97  10/31/96   10/31/99 **  10/31/98  10/31/97**  10/31/96
--------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $16.09    $15.51    $12.62    $12.50        $15.77    $15.33      $12.58    $12.50
--------------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.21)    (0.15)    (0.14)    (0.02)        (0.32)    (0.25)      (0.23)    (0.05)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               4.12      0.97      3.03      0.14          4.02      0.93        2.98      0.13
                          ---------------------------------------------------------------------------------------
 Total from investment
  operations                     3.91      0.82      2.89      0.12          3.70      0.68        2.75      0.08
                          ---------------------------------------------------------------------------------------
Distributions
 Distributions from
  capital gains                 (1.48)    (0.24)        -         -         (1.48)    (0.24)          -         -
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $18.52    $16.09    $15.51    $12.62        $17.99    $15.77      $15.33    $12.58
--------------------------------------------------------------------------------------------------------------------
Total Return                   25.50%     5.51%    22.90%     0.96%+       24.62%     4.65%      21.86%     0.64%+
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $5,970    $4,814    $4,170    $2,966       $17,184   $13,972     $11,802    $6,659
--------------------------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         1.68%     1.68%     1.68%     1.68%#        2.33%     2.33%       2.33%     2.33%#
--------------------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       (1.15%)   (0.90%)   (1.02%)   (0.40%)#      (1.80%)   (1.55%)     (1.67%)   (1.05%) #
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         181%      162%      145%       92%#         181%      162%        145%       92%#
--------------------------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    1.89%     1.93%     2.24%     2.69%#        2.54%     2.58%       2.79%     3.05%#
--------------------------------------------------------------------------------------------------------------------

*  Commencement of Operations
#  Annualized
+  Non-annualized
** Net investment income per share has been calculated using the average share method

                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                            Mid Cap Growth Fund
                                       (formerly Small/Mid Cap Fund)
                               ------------------------------------------------
                                                  Class C
                               ------------------------------------------------
                               Year Ended   Year Ended  Year Ended  3/04/96* to
                               10/31/99 **   10/31/98   10/31/97**   10/31/96
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                             $15.79      $15.35      $12.59       $12.50
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)        (0.32)      (0.25)      (0.23)       (0.05)
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency                4.03        0.93        2.99         0.14
                               ------------------------------------------------
 Total from investment
  operations                          3.71        0.68        2.76         0.09
                               ------------------------------------------------
Distributions
 Distributions from capital
  gains                              (1.48)      (0.24)          -            -
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                             $18.02      $15.79      $15.35       $12.59
---------------------------------------------------------------------------------
Total Return                        24.65%       4.64%      21.92%        0.72%+
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                          $18,939     $16,221     $13,471       $8,241
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets                 2.33%       2.33%       2.33%        2.33%#
---------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                            (1.80%)     (1.55%)     (1.67%)      (1.05%)#
---------------------------------------------------------------------------------
 Portfolio turnover rate              181%        162%        145%          92%#
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor           2.54%       2.58%       2.78%        3.04%#
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      Large Cap Growth Fund
                                                  (formerly Growth Equity Fund)
                          ------------------------------------------------------------------------------------
                                         Class A                                    Class B
                          -----------------------------------------  -----------------------------------------
                             Year        Year      Year    3/04/96*     Year        Year      Year    3/04/96*
                             Ended      Ended     Ended       to        Ended      Ended     Ended       to
                          10/31/99 **  10/31/98  10/31/97  10/31/96  10/31/99 **  10/31/98  10/31/97  10/31/96
---------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $17.73    $17.01    $13.78    $12.50       $17.46    $16.90    $13.73    $12.50
---------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.19)    (0.07)    (0.03)     0.28        (0.31)    (0.18)    (0.13)     0.24
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               5.05      2.22      3.45      1.00         4.96      2.17      3.46      0.99
                          ------------------------------------------------------------------------------------
 Total from investment
  operations                     4.86      2.15      3.42      1.28         4.65      1.99      3.33      1.23
                          ------------------------------------------------------------------------------------
Distributions
 Dividends from net
  investment income                 -         -     (0.19)        -            -         -     (0.16)        -
 Distributions from
  capital gains                 (1.15)    (1.43)        -         -        (1.15)    (1.43)        -         -
                          ------------------------------------------------------------------------------------
 Total distributions            (1.15)    (1.43)    (0.19)                 (1.15)    (1.43)    (0.16)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $21.44    $17.73    $17.01    $13.78       $20.96    $17.46    $16.90    $13.73
---------------------------------------------------------------------------------------------------------------
Total Return                   28.57%    13.85%    25.13%    10.24%       27.77%+   12.93%    24.50%     9.84%+
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $5,656    $3,919    $3,053    $2,244      $17,171   $11,659    $9,040    $4,748
---------------------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         1.65%     1.65%     1.65%     1.65%#       2.30%     2.30%     2.30%     2.30%#
---------------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       (0.94%)   (0.43%)   (0.17%)    4.11%#      (1.58%)   (1.07%)   (0.82%)    4.18%#
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         145%      115%      181%      450%         145%#     115%      181%      450%#
---------------------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    1.90%     1.91%     2.28%     2.71%#       2.52%     2.56%     2.78%     3.06%#
---------------------------------------------------------------------------------------------------------------

 * Commencement of Operations
** Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                              Large Cap Growth Fund
                                          (formerly Growth Equity Fund)
                                      -----------------------------------------
                                                     Class C
                                      -----------------------------------------
                                         Year        Year      Year    3/04/96*
                                         Ended      Ended     Ended       to
                                      10/31/99 **  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $17.44    $16.89    $13.73    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)               (0.31)    (0.20)    (0.13)     0.24
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                           4.95      2.18      3.46      0.99
                                      -----------------------------------------
 Total from investment operations            4.64      1.98      3.33      1.23
                                      -----------------------------------------
Distributions
 Dividends from net investment income           -         -     (0.17)        -
 Distributions from capital gains           (1.15)    (1.43)        -         -
                                      -----------------------------------------
 Total distributions                        (1.15)    (1.43)    (0.17)        -
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $20.93    $17.44    $16.89    $13.73
--------------------------------------------------------------------------------
Total Return                               27.75%    12.87%    24.50%     9.84%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period (000's)        $19,463   $12,965   $12,766    $6,494
--------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                                2.30%     2.30%     2.30%     2.30%#
--------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                       (1.58%)   (1.06%)   (0.82%)    4.13%#
--------------------------------------------------------------------------------
 Portfolio turnover rate                     145%      115%      181%      450%#
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                  2.52%     2.56%     2.75%     2.96%#
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Tax-Sensitive Equity Fund
                          ----------------------------------------------------------------------
                                Class A                 Class B                  Class C
                          ---------------------   ---------------------    ---------------------
                             Year      1/06/98*      Year      1/06/98*       Year      1/06/98*
                             Ended        to         Ended        to          Ended        to
                          10/31/99 **  10/31/98   10/31/99 **  10/31/98    10/31/99 **  10/31/98
---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $9.07    $10.00         $9.04    $10.00          $9.04    $10.00
---------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.05)    (0.01)        (0.11)    (0.04)**       (0.11)    (0.03)**
 Net realized and
  unrealized gain/(loss)
  on Investments and
  foreign currency               0.47     (0.92)         0.43     (0.92)          0.42     (0.93)
                          ----------------------------------------------------------------------
 Total from investment
  operations                     0.42     (0.93)         0.32     (0.96)          0.31     (0.96)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $9.49     $9.07         $9.36     $9.04          $9.35     $9.04
---------------------------------------------------------------------------------------------------
Total Return                    4.63%    (9.30%)+       3.54%    (9.60%)+        3.43%    (9.60%)+
---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $1,526    $4,149        $3,724    $2,900         $3,723    $3,286
---------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         1.60%     1.60%#        2.25%     2.25%#         2.25%     2.25% #
---------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       (0.48%)   (0.40%)#      (1.14%)   (1.80%)#       (1.14%)   (1.84%)#
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate          56%       38% +         56%       38% +          56%       38% +
---------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    2.05%     2.51%#        2.71%     3.24%#         2.71%     3.16%#
---------------------------------------------------------------------------------------------------

*  Commencement of Operations
** Net investment income per share has been calculated using the average share method
+  Non-annualized
#  Annualized

                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                          Growth & Income Fund
                             --------------------------------------------------
                                                Class A
                             --------------------------------------------------
                               Year       Year      Year      Year      Year
                               Ended     Ended     Ended     Ended      Ended
                             10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $24.26    $21.77    $17.56    $14.72     $13.09
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.03      0.08      0.14      0.18       0.26
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            5.45      4.14      5.26      2.99       1.90
                             --------------------------------------------------
 Total from investment
  operations                      5.48      4.22      5.40      3.17       2.16
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income                  -         -     (0.15)    (0.21)     (0.23)
 Distributions from realized
  capital gains                  (0.96)    (1.70)    (1.04)    (0.12)     (0.30)
 Distributions in excess of
  net investment income              -     (0.03)        -         -          -
                             --------------------------------------------------
 Total distributions             (0.96)    (1.73)    (1.19)    (0.33)     (0.53)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $28.78    $24.26    $21.77    $17.56     $14.72
--------------------------------------------------------------------------------
Total Return                    23.11%    20.82%    31.95%    21.84%     17.28%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $37,210   $42,916   $34,186   $18,272    $12,180
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             1.34%     1.34%     1.34%     1.34%      1.34%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     0.11%     0.34%     0.66%     1.10%      1.91%
--------------------------------------------------------------------------------
 Portfolio turnover rate           28%       18%       39%       49%        40%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        1.49%     1.45%     1.50%     1.56%      1.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         Growth & Income Fund
                            ---------------------------------------------------
                                                Class B
                            ---------------------------------------------------
                              Year       Year      Year      Year       Year
                              Ended     Ended     Ended      Ended      Ended
                            10/31/99*  10/31/98  10/31/97  10/31/96*  10/31/95*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $24.01    $21.67    $17.50     $14.69     $13.08
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.15)    (0.07)     0.01       0.07       0.16
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                       5.38      4.11      5.23       2.99       1.94
                            ---------------------------------------------------
 Total from investment
  operations                     5.23      4.04      5.24       3.06       2.10
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income                 -         -     (0.03)     (0.13)     (0.19)
 Distributions from
  realized capital gains        (0.96)    (1.70)    (1.04)     (0.12)     (0.30)
                            ---------------------------------------------------
 Total distributions            (0.96)    (1.70)    (1.07)     (0.25)     (0.49)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $28.28    $24.01    $21.67     $17.50     $14.69
--------------------------------------------------------------------------------
Total Return                   22.28%    20.04%    31.40%     21.08%     16.73%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                    $104,695   $75,574   $54,871    $34,740    $19,052
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets            1.99%     1.99%     1.99%      1.99%      1.99%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                   (0.54%)   (0.32%)    0.01%      0.45%      1.14%
--------------------------------------------------------------------------------
 Portfolio turnover rate          28%       18%       39%        49%        40%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                       2.13%     2.10%     2.15%      2.20%      2.33%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                           Growth & Income Fund
                               -------------------------------------------------
                                                  Class C
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $24.10    $21.75    $17.56    $14.71    $13.08
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)      (0.15)    (0.07)     0.01      0.07      0.18
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency              5.40      4.12      5.25      3.00      1.90
                               -------------------------------------------------
 Total from investment
  operations                        5.25      4.05      5.26      3.07      2.08
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                    -         -     (0.03)    (0.10)    (0.15)
 Distributions from realized
  capital gains                    (0.96)    (1.70)    (1.04)    (0.12)    (0.30)
                               -------------------------------------------------
 Total distributions               (0.96)    (1.70)    (1.07)    (0.22)    (0.45)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $28.39    $24.10    $21.75    $17.56    $14.71
---------------------------------------------------------------------------------
Total Return                      22.28%    20.00%    31.37%    21.12%    16.56%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $156,056  $122,395   $98,250   $74,825   $63,154
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.99%     1.99%     1.99%     1.99%     1.99%
---------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                          (0.54%)   (0.31%)    0.01%     0.45%     1.26%
---------------------------------------------------------------------------------
 Portfolio turnover rate             28%       18%       39%       49%       40%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.13%     2.10%     2.13%     2.20%     2.26%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           Equity-Income Fund
                             --------------------------------------------------
                                                Class A
                             --------------------------------------------------
                               Year       Year      Year      Year      Year
                               Ended     Ended     Ended     Ended      Ended
                             10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $17.64    $17.44    $17.37    $15.94     $14.78
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.22      0.29      0.33      0.16       0.12
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            0.46      1.46      3.59      2.69       1.83
                             --------------------------------------------------
 Total from investment
  operations                      0.68      1.75      3.92      2.85       1.95
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.29)    (0.33)    (0.18)    (0.14)         -
 Distributions from realized
  capital gains                  (1.12)    (1.22)    (3.67)    (1.28)     (0.79)
                             --------------------------------------------------
 Total distributions             (1.41)    (1.55)    (3.85)    (1.42)     (0.79)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $16.91    $17.64    $17.44    $17.37     $15.94
--------------------------------------------------------------------------------
Total Return                     3.93%    10.55%    27.24%    19.23%     14.22%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $13,990   $36,661   $36,334   $28,470    $22,026
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             1.40%     1.42%     1.34%     1.34%      1.34%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     1.30%     1.57%     2.01%     0.98%      0.79%
--------------------------------------------------------------------------------
 Portfolio turnover rate           73%       22%       36%      169%        54%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        1.58%     1.51%     1.55%     1.55%      1.62%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                           Equity-Income Fund
                             --------------------------------------------------
                                                Class B
                             --------------------------------------------------
                               Year       Year      Year      Year      Year
                               Ended     Ended     Ended     Ended      Ended
                             10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $17.43    $17.24    $17.22    $15.84     $14.77
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.10      0.16      0.23      0.06       0.02
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            0.47      1.46      3.54      2.69       1.84
                             --------------------------------------------------
 Total from investment
  operations                      0.57      1.62      3.77      2.75       1.86
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.17)    (0.21)    (0.08)    (0.09)         -
 Distributions from realized
  capital gains                  (1.12)    (1.22)    (3.67)    (1.28)     (0.79)
                             --------------------------------------------------
 Total distributions             (1.29)    (1.43)    (3.75)    (1.37)     (0.79)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $16.71    $17.43    $17.24    $17.22     $15.84
--------------------------------------------------------------------------------
Total Return                     3.30%     9.81%    26.29%    18.59%     13.58%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $31,659   $38,954   $36,191   $27,058    $19,874
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             2.04%     2.07%     1.99%     1.99%      1.99%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     0.58%     0.93%     1.36%     0.33%      0.13%
--------------------------------------------------------------------------------
 Portfolio turnover rate           73%       22%       36%      169%        54%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        2.23%     2.16%     2.21%     2.20%      2.32%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           Equity-Income Fund
                            ----------------------------------------------------
                                                Class C
                            ----------------------------------------------------
                               Year       Year      Year      Year       Year
                              Ended      Ended     Ended     Ended      Ended
                            10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95 *
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $17.53    $17.33    $17.27    $15.84      $14.77
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.10      0.17      0.23      0.06        0.02
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency                0.46      1.46      3.56      2.69        1.84
                            ----------------------------------------------------
 Total from investment
  operations                      0.56      1.63      3.79      2.75        1.86
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.17)    (0.21)    (0.06)    (0.04)          -
 Distributions from
  realized capital gains         (1.12)    (1.22)    (3.67)    (1.28)      (0.79)
                            ----------------------------------------------------
 Total distributions             (1.29)    (1.43)    (3.73)    (1.32)      (0.79)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $16.80    $17.53    $17.33    $17.27      $15.84
---------------------------------------------------------------------------------
Total Return                     3.22%     9.83%    26.33%    18.53%      13.58%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $70,200   $95,986   $94,649   $83,855     $83,719
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets          2.04%     2.07%     1.99%     1.99%       1.99%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     0.59%     0.93%     1.36%     0.33%       0.15%
---------------------------------------------------------------------------------
 Portfolio turnover rate           73%       22%       36%      169%         54%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        2.23%     2.10%     2.19%     2.20%       2.23%
---------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                            Balanced Fund
                          ------------------------------------------------------
                                               Class A
                          ------------------------------------------------------
                             Year       Year      Year       Year        Year
                            Ended      Ended     Ended      Ended       Ended
                          10/31/99 *  10/31/98  10/31/97  10/31/96 *  10/31/95 *
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.48    $12.58    $12.33      $12.02      $11.13
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.24      0.25      0.34        0.39        0.38
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (0.09)     1.04      1.52        1.07        1.35
                          ------------------------------------------------------
 Total from investment
  operations                    0.15      1.29      1.86        1.46        1.73
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.23)    (0.32)    (0.45)      (0.40)      (0.32)
 Distributions from
  realized capital gains       (0.84)    (2.07)    (1.16)      (0.75)      (0.52)
                          ------------------------------------------------------
 Total distributions           (1.07)    (2.39)    (1.61)      (1.15)      (0.84)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $10.56    $11.48    $12.58      $12.33      $12.02
---------------------------------------------------------------------------------
Total Return                   1.20%    12.42%    17.01%      13.10%      16.95%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $5,936   $14,415   $12,294     $10,873     $10,033
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        1.39%     1.39%     1.34%       1.34%       1.34%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           2.18%     2.11%     2.74%       3.32%       3.39%
---------------------------------------------------------------------------------
 Portfolio turnover rate        198%      185%      211%        253%        226%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   1.60%     1.53%     1.59%       1.55%       1.69%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Balanced Fund
                          --------------------------------------------------------
                                                Class B
                          --------------------------------------------------------
                             Year       Year       Year        Year        Year
                            Ended      Ended      Ended       Ended       Ended
                          10/31/99 *  10/31/98  10/31/97 *  10/31/96 *  10/31/95 *
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.40    $12.49      $12.26      $11.98      $11.12
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.18      0.18        0.25        0.31        0.30
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (0.10)     1.04        1.53        1.07        1.36
                          --------------------------------------------------------
 Total from investment
  operations                    0.08      1.22        1.78        1.38        1.66
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.15)    (0.24)      (0.39)      (0.35)      (0.28)
 Distributions from
  realized capital gains       (0.84)    (2.07)      (1.16)      (0.75)      (0.52)
                          --------------------------------------------------------
 Total distributions           (0.99)    (2.31)      (1.55)      (1.10)      (0.80)
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $10.49    $11.40      $12.49      $12.26      $11.98
-----------------------------------------------------------------------------------
Total Return                   0.57%    11.71%      16.27%      12.35%      16.31%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $13,958   $18,929     $17,140     $16,219      $9,875
-----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.04%     2.04%       1.99%       1.99%       1.99%
-----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           1.60%     1.46%       2.09%       2.67%       2.69%
-----------------------------------------------------------------------------------
 Portfolio turnover rate        198%      185%        211%        253%        226%
-----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   2.25%     2.18%       2.23%       2.20%       2.37%
-----------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                             Balanced Fund
                            ----------------------------------------------------
                                                Class C
                            ----------------------------------------------------
                               Year       Year      Year      Year       Year
                              Ended      Ended     Ended     Ended      Ended
                            10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95 *
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $11.54    $12.62    $12.35    $12.02      $11.12
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.17      0.18      0.25      0.32        0.31
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               (0.09)     1.05      1.54      1.07        1.35
                            ----------------------------------------------------
 Total from investment
  operations                      0.08      1.23      1.79      1.39        1.66
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.15)    (0.24)    (0.36)    (0.31)      (0.24)
 Distributions from
  realized capital gains         (0.84)    (2.07)    (1.16)    (0.75)      (0.52)
                            ----------------------------------------------------
 Total distributions             (0.99)    (2.31)    (1.52)    (1.06)      (0.76)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $10.63    $11.54    $12.62    $12.35      $12.02
---------------------------------------------------------------------------------
Total Return                     0.58%    11.68%    16.21%    12.41%      16.25%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $53,669   $65,049   $68,261   $72,821     $80,626
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets          2.04%     2.04%     1.99%     1.99%       1.99%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     1.55%     1.47%     2.09%     2.67%       2.76%
---------------------------------------------------------------------------------
 Portfolio turnover rate          198%      185%      211%      253%        226%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        2.25%     2.18%     2.20%     2.20%       2.24%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         Strategic Income Fund
                             --------------------------------------------------
                                                Class A
                             --------------------------------------------------
                                Year       Year      Year      Year      Year
                               Ended      Ended     Ended     Ended     Ended
                             10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                        $8.99     $9.76     $9.80     $9.07     $8.90
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    0.72      0.67      0.70      0.80      0.78
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (0.53)    (0.63)     0.28      0.72      0.18
                             --------------------------------------------------
 Total from investment
  operations                       0.19      0.04      0.98      1.52      0.96
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.73)    (0.67)    (0.84)    (0.79)    (0.79)
 Distributions from realized
  capital gains                   (0.05)    (0.14)    (0.18)        -         -
                             --------------------------------------------------
 Total distributions              (0.78)    (0.81)    (1.02)    (0.79)    (0.79)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $8.40     $8.99     $9.76     $9.80     $9.07
--------------------------------------------------------------------------------
Total Return                      2.10%     0.22%    10.57%    17.35%    11.43%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $8,997   $15,296   $15,924   $13,382   $10,041
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              1.50%     1.50%     1.50%     1.50%     1.07%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                      8.21%     7.02%     7.25%     8.28%     9.08%
--------------------------------------------------------------------------------
 Portfolio turnover rate           119%      162%      193%       68%      180%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                         1.67%     1.56%     1.61%     1.65%     1.69%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                         Strategic Income Fund
                             --------------------------------------------------
                                                Class B
                             --------------------------------------------------
                                Year       Year      Year      Year      Year
                               Ended      Ended     Ended     Ended     Ended
                             10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                        $8.99     $9.76     $9.80     $9.07     $8.90
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    0.66      0.61      0.64      0.73      0.73
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (0.52)    (0.63)     0.28      0.73      0.17
                             --------------------------------------------------
 Total from investment
  operations                       0.14     (0.02)     0.92      1.46      0.90
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.67)    (0.61)    (0.78)    (0.73)    (0.73)
 Distributions from realized
  capital gains                   (0.05)    (0.14)    (0.18)        -         -
                             --------------------------------------------------
 Total distributions              (0.72)    (0.75)    (0.96)    (0.73)    (0.73)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $8.41     $8.99     $9.76     $9.80     $9.07
--------------------------------------------------------------------------------
Total Return                      1.56%    (0.43%)    9.86%    16.59%    10.72%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $21,340   $29,210   $34,590   $30,890   $20,672
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              2.15%     2.15%     2.15%     2.15%     1.95%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                      7.58%     6.39%     6.60%     7.63%     8.10%
--------------------------------------------------------------------------------
 Portfolio turnover rate           119%      162%      193%       68%      180%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                         2.32%     2.21%     2.23%     2.27%     2.38%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         Strategic Income Fund
                             --------------------------------------------------
                                                Class C
                             --------------------------------------------------
                                Year       Year      Year      Year      Year
                               Ended      Ended     Ended     Ended     Ended
                             10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                        $8.99     $9.76     $9.80     $9.07     $8.90
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    0.66      0.61      0.64      0.73      0.73
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (0.52)    (0.63)     0.28      0.73      0.17
                             --------------------------------------------------
 Total from investment
  operations                       0.14     (0.02)     0.92      1.46      0.90
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.67)    (0.61)    (0.78)    (0.73)    (0.73)
 Distributions from realized
  capital gains                   (0.05)    (0.14)    (0.18)        -         -
                             --------------------------------------------------
 Total distributions              (0.72)    (0.75)    (0.96)    (0.73)    (0.73)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $8.41     $8.99     $9.76     $9.80     $9.07
--------------------------------------------------------------------------------
Total Return                      1.56%    (0.43%)    9.86%    16.59%    10.72%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $20,749   $33,537   $32,683   $22,783   $14,273
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              2.15%     2.15%     2.15%     2.15%     1.95%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                      7.57%     6.37%     6.60%     7.63%     8.25%
--------------------------------------------------------------------------------
 Portfolio turnover rate           119%      162%      193%       68%      180%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                         2.32%     2.21%     2.24%     2.28%     2.37%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                             Core Bond Fund
                                (formerly Investment Quality Bond Fund)
                             --------------------------------------------------
                                                Class A
                             --------------------------------------------------
                               Year       Year      Year      Year      Year
                               Ended     Ended     Ended     Ended      Ended
                             10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $10.63    $10.52    $10.34    $10.56      $9.74
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.66      0.68      0.67      0.66       0.68
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency           (0.77)     0.10      0.18     (0.20)      0.82
                             --------------------------------------------------
 Total from investment
  operations                     (0.11)     0.78      0.85      0.46       1.50
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.67)    (0.67)    (0.67)    (0.68)     (0.68)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                          $9.85    $10.63    $10.52    $10.34     $10.56
--------------------------------------------------------------------------------
Total Return                    (1.08%)    7.63%     8.57%     4.52%     15.91%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $3,507    $6,730    $7,110    $9,056    $10,345
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             1.25%     1.25%     1.25%     1.25%      1.25%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     4.77%     6.45%     6.54%     6.37%      6.72%
--------------------------------------------------------------------------------
 Portfolio turnover rate           43%       48%       65%       56%       132%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        1.70%     1.54%     1.62%     1.55%      1.73%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Core Bond Fund
                                  (formerly Investment Quality Bond Fund)
                               -------------------------------------------------
                                                  Class B
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.62    $10.52    $10.33    $10.55     $9.74
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.59      0.61      0.60      0.60      0.61
 Net realized and unrealized
  gain/(loss) on investments       (0.75)     0.10      0.20     (0.20)     0.82
                               -------------------------------------------------
 Total from investment
  operations                       (0.16)     0.71      0.80      0.40      1.43
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                (0.61)    (0.61)    (0.61)    (0.62)    (0.62)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                            $9.85    $10.62    $10.52    $10.33    $10.55
---------------------------------------------------------------------------------
Total Return                      (1.56%)    6.93%     8.05%     3.92%    15.12%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4,295    $4,845    $4,613    $4,678    $3,472
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.90%     1.90%     1.90%     1.90%     1.90%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                       5.71%     5.81%     5.89%     5.72%     5.95%
---------------------------------------------------------------------------------
 Portfolio turnover rate             43%       48%       65%       56%      132%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.39%     2.20%     2.33%     2.27%     2.69%
---------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                              Core Bond Fund
                                  (formerly Investment Quality Bond Fund)
                               -------------------------------------------------
                                                  Class C
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.62    $10.52    $10.33    $10.55     $9.74
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.59      0.61      0.60      0.60      0.61
 Net realized and unrealized
  gain/(loss) on investments       (0.75)     0.10      0.20     (0.20)     0.82
                               -------------------------------------------------
 Total from investment
  operations                       (0.16)     0.71      0.80      0.40      1.43
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                (0.61)    (0.61)    (0.61)    (0.62)    (0.62)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                            $9.85    $10.62    $10.52    $10.33    $10.55
---------------------------------------------------------------------------------
Total Return                      (1.56%)    6.93%+    8.05%     3.92%    15.12%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4.593    $5,532    $6,109    $7,543    $7,206
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.90%     1.90%     1.90%     1.90%     1.90%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                       5.70%     5.81%     5.89%     5.72%     6.00%
---------------------------------------------------------------------------------
 Portfolio turnover rate             43%       48%       65%       56%      132%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.38%     2.20%     2.29%     2.22%     2.50%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Municipal Bond Fund
                                  (formerly National Municipal Bond Fund)
                                ------------------------------------------------
                                                  Class A
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/99  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.22    $10.09     $9.73     $9.62     $8.82
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.45      0.47      0.48      0.48      0.51
 Net realized and unrealized
  gain/(loss) on investments       (0.74)     0.13      0.36      0.11      0.80
                                ------------------------------------------------
 Total from investment
  operations                       (0.29)     0.60      0.84      0.59      1.31
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.45)    (0.47)    (0.48)    (0.48)    (0.51)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.48    $10.22    $10.09     $9.73     $9.62
---------------------------------------------------------------------------------
Total Return                      (2.95%)    6.04%     8.85%     6.31%    15.26%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4,435    $5,820    $6,347    $7,710    $7,618
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.00%     1.00%     0.99%     0.99%     0.80%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           4.52%     4.60%     4.87%     4.99%     5.55%
---------------------------------------------------------------------------------
 Portfolio turnover rate             46%       43%       29%       49%       44%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         1.41%     1.23%     1.23%     1.25%     1.34%
---------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                            Municipal Bond Fund
                                  (formerly National Municipal Bond Fund)
                                ------------------------------------------------
                                                  Class B
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/99  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.22    $10.09     $9.73     $9.62     $8.81
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.37      0.38      0.40      0.40      0.43
 Net realized and unrealized
  gain/(loss) on investments       (0.74)     0.13      0.36      0.11      0.81
                                ------------------------------------------------
 Total from investment
  operations                       (0.37)     0.51      0.76      0.51      1.24
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.37)    (0.38)    (0.40)    (0.40)    (0.43)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.48    $10.22    $10.09     $9.73     $9.62
---------------------------------------------------------------------------------
Total Return                      (3.77%)    5.15%     7.94%     5.41%    14.42%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4,197    $5,273    $6,532    $6,130    $5,876
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.85%     1.85%     1.84%     1.84%     1.70%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           3.67%     3.75%     4.02%     4.14%     4.59%
---------------------------------------------------------------------------------
 Portfolio turnover rate             46%       43%       29%       49%       44%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.26%     2.08%     2.15%     2.11%     2.41%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Municipal Bond Fund
                                  (formerly National Municipal Bond Fund)
                                ------------------------------------------------
                                                  Class C
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/99  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.22    $10.09     $9.73     $9.62     $8.81
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.37      0.38      0.40      0.40      0.43
 Net realized and unrealized
  gain/(loss) on investments       (0.74)     0.13      0.36      0.11      0.81
                                ------------------------------------------------
 Total from investment
  operations                       (0.37)     0.51      0.76      0.51      1.24
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.37)    (0.38)    (0.40)    (0.40)    (0.43)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.48    $10.22    $10.09     $9.73     $9.62
---------------------------------------------------------------------------------
Total Return                      (3.77%)    5.15%     7.94%     5.41%    14.42%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $3,931    $5,147    $5,305    $5,693    $6,834
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.85%     1.85%     1.84%     1.84%     1.70%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           3.67%     3.75%     4.02%     4.14%     4.53%
---------------------------------------------------------------------------------
 Portfolio turnover rate             46%       43%       29%       49%       44%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.26%     2.08%     2.15%     2.25%     2.63%
---------------------------------------------------------------------------------

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                      U.S. Government Securities Fund
                                ------------------------------------------------
                                                  Class A
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/99  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.08     $9.94     $9.80     $9.98     $9.45
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.53      0.56      0.59      0.56      0.63
 Net realized and unrealized
  gain/(loss) on investments       (0.48)     0.16      0.13     (0.12)     0.57
                                ------------------------------------------------
 Total from investment
  operations                        0.05      0.72      0.72      0.44      1.20
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.58)    (0.58)    (0.58)    (0.56)    (0.67)
 Distributions in excess of
  net investment income                -         -         -     (0.06)        -
                                ------------------------------------------------
 Total distributions               (0.58)    (0.58)    (0.58)    (0.62)    (0.67)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.55    $10.08     $9.94     $9.80     $9.98
---------------------------------------------------------------------------------
Total Return                       0.48%     7.41%     7.56%     4.64%    13.15%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $35,379   $49,624   $53,235   $72,774   $81,179
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.25%     1.25%     1.25%     1.25%     1.25%
---------------------------------------------------------------------------------
 Ratio of net investment
  income to average net assets     5.64%     5.65%     6.20%     5.71%     6.54%
---------------------------------------------------------------------------------
 Portfolio turnover rate             63%      116%      364%      477%      469%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         1.46%     1.40%     1.42%     1.41%     1.45%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      U.S. Government Securities Fund
                                ------------------------------------------------
                                                  Class B
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/99  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.07     $9.94     $9.80     $9.98     $9.45
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.47      0.49      0.54      0.50      0.56
 Net realized and unrealized
  gain/(loss) on investments       (0.47)     0.15      0.11     (0.12)     0.58
                                ------------------------------------------------
 Total from investment
  operations                        0.00      0.64      0.65      0.38      1.14
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.51)    (0.51)    (0.51)    (0.50)    (0.61)
 Distributions in excess of
  net investment income                -         -         -     (0.06)        -
                                ------------------------------------------------
 Total distributions               (0.51)    (0.51)    (0.51)    (0.56)    (0.61)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.56    $10.07     $9.94     $9.80     $9.98
---------------------------------------------------------------------------------
Total Return                       0.01%     6.60%     6.84%     3.97%    12.45%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $12,033   $17,850   $16,659   $19,444   $13,993
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.90%     1.90%     1.90%     1.90%     1.90%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           5.00%     4.99%     5.55%     5.06%     5.53%
---------------------------------------------------------------------------------
 Portfolio turnover rate             63%      116%      364%      477%      469%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.11%     2.05%     2.09%     2.06%     2.28%
---------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

                                                                        -------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                      U.S. Government Securities Fund
                               -------------------------------------------------
                                                  Class C
                               -------------------------------------------------
                                 Year      Year      Year      Year       Year
                                Ended     Ended     Ended      Ended     Ended
                               10/31/99  10/31/98  10/31/97  10/31/96*  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                          $10.07     $9.94     $9.80      $9.98     $9.45
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)      0.47      0.49      0.54       0.50      0.56
 Net realized and unrealized
  gain/(loss) on investments      (0.47)     0.15      0.11      (0.12)     0.58
                               -------------------------------------------------
 Total from investment
  operations                       0.00      0.64      0.65       0.38      1.14
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.51)    (0.51)    (0.51)     (0.50)    (0.61)
 Distributions in excess of
  net investment income               -         -         -      (0.06)        -
                               -------------------------------------------------
 Total distributions              (0.51)    (0.51)    (0.51)     (0.56)    (0.61)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $9.56    $10.07     $9.94      $9.80     $9.98
---------------------------------------------------------------------------------
Total Return                      0.01%     6.60%     6.84%      3.97%    12.45%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $10,776   $12,708   $14,716    $20,009   $20,186
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              1.90%     1.90%     1.90%      1.90%     1.90%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                      5.00%     5.00%     5.55%      5.06%     5.74%
---------------------------------------------------------------------------------
 Portfolio turnover rate            63%      116%      364%       477%      469%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor        2.11%     2.05%     2.09%      2.06%     2.15%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          Money Market Fund
                            --------------------------------------------------
                                               Class A
                            --------------------------------------------------
                               Year       Year      Year      Year      Year
                              Ended      Ended     Ended     Ended     Ended
                            10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95
-------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                       $1.00     $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income            0.04      0.05      0.05      0.05      0.05
Distributions
 Dividends from net
  investment income              (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
-------------------------------------------------------------------------------
Net Asset Value, End of
 Period                          $1.00     $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------
Total Return                     4.56%     5.18%     5.13%     5.16%     5.60%
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $6,030   $10,295   $11,057    $8,087   $11,379
-------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             0.50%     0.50%     0.50%     0.50%     0.50%
-------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                         4.46%     5.06%     5.02%     5.02%     5.45%
-------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        0.95%     0.92%     0.96%     0.95%     0.96%
-------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

-------

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                             Money Market Fund
                               -------------------------------------------------
                                                  Class B
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income              0.04      0.05      0.05      0.05      0.05
Distributions
 Dividends from net
  investment income                (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                       4.56%     5.18%     5.13%     5.16%     5.60%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4,551    $5,919    $3,332    $3,062    $1,564
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               0.50%     0.50%     0.50%     0.50%     0.50%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                       4.47%     5.02%     5.02%     5.02%     5.52%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         0.99%     0.98%     1.05%     1.18%     1.41%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Money Market Fund
                               -------------------------------------------------
                                                  Class C
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income              0.04      0.05      0.05      0.05      0.05
Distributions
 Dividends from net
  investment income                (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                       4.56%     5.18%     5.13%     5.16%     5.60%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $8,644    $8,237    $7,539    $9,840    $9,394
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               0.50%     0.50%     0.50%     0.50%     0.50%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                       4.48%     5.05%     5.01%     5.02%     5.46%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         1.01%     0.94%     1.00%     0.98%     0.95%
---------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

                                                                        -------

[LOGO OF NORTH AMERICAN FUNDS]

North American Funds
286 Congress Street
Boston, Massachusetts 02210
(800) 872-8037

Class A Shares
Class B Shares
Class C Shares
International Small Cap Fund
International Equity Fund
Global Equity Fund
Small Cap Growth Fund
Mid Cap Growth Fund
Large Cap Growth Fund
Tax-Sensitive Equity Fund
Growth & Income Fund
Equity-Income Fund
Balanced Fund
Strategic Income Fund
Core Bond Fund
Municipal Bond Fund
U.S. Government Securities Fund
Money Market Fund

For Additional Information
More information about the Funds, including the SAI, is available to your free of charge.
To request additional information:

By Telephone
Call 1-800-872-8037

By Mail from the Funds (There is no fee.)
Write to:
North American Funds
286 Congress Street
Boston, MA 02210
By Mail, or in Person from the Public Reference Room of the Securities and Exchange Commission (SEC). (You will pay a duplication fee,)

Visit or, Write to:
SEC's Public Reference Section
450 Fifth Street, NW
Washington, DC, 20549-6009
1-800-SEC-0330

Online at the SEC's Internet Site
Text-only versions of fund documents can be viewed online or downloaded from http://www.sec.gov.

Statement of Additional INformation (SAI)
The SAI provides additional information about the Trust and the Funds. The SAI and the auditor's report and financial statements included in the Trust's most recent Annual
Report to its shareholders are incorporated by reference as part of this Prospectus.

Annual and Semi-annual Reports
The Annual and Semi-annual Reports describe the Funds' performance, list portfolio holdings and include additional information about the Funds' investments. The Annual
Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

File No. 811-5797
0300:90201B